As filed with the Securities and Exchange Commission on April 29, 1998

                                                             File Nos. 33-81800
                                                                       811-8644

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
                        Post-Effective Amendment No. 4                       /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                              Amendment No.6                                /X/

                            VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including area code: 1-800-257-5872

                                Keith T. Robinson
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                   Copies to:

                                  Richard Ille
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


     It is proposed that this filing will become effective (check appropriate box):

     [] immediately upon filing pursuant to paragraph (b)

     [X] on May 1, 1998 pursuant to paragraph (b)

     [] 60 days after filing pursuant to paragraph (a)(1)

     [] On (date) pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [] on (date) pursuant to paragraph (a)(2) of Rule 485

                            VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                            BB&T CAPITAL MANAGER FUND



Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Not Applicable

4.       General Description of
         Registrant..................          Investment Objectives and
                                               Policies; Investment Objectives
                                               and Policies-Underlying Funds;
                                               Investment Techniques and Risk
                                               Factors; General Information

5.       Management of the Fund......          Management of the Fund

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Fund

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                          VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                           BB&T GROWTH AND INCOME FUND




Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Financial Highlights

4.       General Description of
         Registrant..................          Investment      Objective     and
                                               Policies;  Investment  Techniques
                                               and   Risk    Factors;    General
                                               Information

5.       Management of the Fund......          Management of the Fund

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Fund

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                            VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                          AMSOUTH REGIONAL EQUITY FUND


Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Not Applicable

4.       General Description of
         Registrant..................          Investment     Objectives     and
                                               Policies;  Investment  Techniques
                                               and   Risk    Factors;    General
                                               Information

5.       Management of the Fund......          Management of the Fund

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Fund

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                            VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933


                             AMSOUTH EQUITY INCOME FUND


Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Financial Highlights

4.       General Description of
         Registrant..................          Investment     Objectives     and
                                               Policies;  Investment  Techniques
                                               and   Risk    Factors;    General
                                               Information

5.       Management of the Fund......          Management of the Fund

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Fund

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                            VARIABLE INSURANCE FUNDS
                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                           BB&T GROWTH AND INCOME FUND
                            BB&T CAPITAL MANAGER FUND
                          AMSOUTH REGIONAL EQUITY FUND
                              AMSOUTH EQUITY INCOME FUND


                                             Statement of Additional
Form N-1A Part B Item                        Information Caption

10.      Cover Page..................        Cover Page

11.      Table of Contents...........        Table of Contents

12.      General Information and
         History.....................        Not Applicable

13.      Investment Objectives and
         Policies....................        Investment Objectives and Policies;
                                             Investment Restrictions

14.      Management of the Fund......        Management of the Trust - Trustees
                                             and Officers

15.      Control Persons and Principal
         Holders of Securities........       Management of the Trust - Trustees
                                             and Officers

16.      Investment Advisory and Other
         Services....................        Management of the Trust -Investment
                                             Advisers; Management of the Trust -
                                             Custodians, Transfer Agent and Fund
                                             Accounting Services; Management of
                                             the Trust - Auditors

17.      Brokerage Allocation........        Management of the Trust - Portfolio
                                             Transactions

18.      Capital Stock and Other
         Securities..................        Additional Information -
                                             Description of Shares; Additional
                                             Information - Shareholder and
                                             Trustee Liability

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered...............        Additional Purchase and Redemption
                                             Information

20.      Tax Status..................        Additional Information - Additional
                                             Tax Information

21.      Underwriters................        Management of the Trust -
                                             Distributor

22.      Calculation of Performance
         Data........................        Performance Information

23.      Financial Statements........        Financial Statements

                            BB&T Capital Manager Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-257-5872

Variable Insurance Funds (the "Trust") is an open-end management investment company which currently comprises four separate diversified investment portfolios, each with different investment objectives and policies. This Prospectus describes one of those portfolios, the BB&T Capital Manager Fund (the "Fund"). The Fund seeks its investment objective by investing in a diversified portfolio of certain funds offered by The BB&T Mutual Funds Group, an affiliated open-end investment company.

Additional information about the Trust and the Fund, contained in a Statement of Additional Information dated May 1, 1998, as amended or supplemented, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.

The Fund currently sells its shares of beneficial interest ("Shares") to a segregated asset account ("Separate Account") of Hartford Life Insurance Company ("Hartford") to serve as the investment medium for Variable Contracts issued by Hartford. Shares of the Funds also may be sold to qualified pension and retirement plans outside of the separate account context. The Separate Account invests in shares of the Fund in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). Such allocation rights are described further in the Separate Account prospectus.

Shares of the Fund are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Fund involves investment risk, including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE RELEVANT SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998.

                                TABLE OF CONTENTS


PROSPECTUS SUMMARY...................................
         Shares Offered..............................
         Investment Objectives.......................
         Investment Policies.........................
         Risk Factors and Special Considerations.....
         Investment Advisers.........................
         Other Information...........................

FUND EXPENSES........................................

INVESTMENT OBJECTIVE AND POLICIES....................

INVESTMENT OBJECTIVES AND POLICIES--UNDERLYING FUNDS.
         BB&T Equity Funds...........................

BB&T INCOME FUNDS....................................

BB&T MONEY FUND......................................

INVESTMENT TECHNIQUES AND RISK FACTORS...............

VALUATION OF SHARES..................................

PURCHASING SHARES....................................

REDEEMING SHARES....................................

MANAGEMENT OF THE FUND..............................
         Trustees...................................
         Investment Adviser.........................
         Administrator and Distributor..............
         Other Service Providers....................
         Variable Contract Owner Servicing Agents...
         Expenses...................................
         Banking Laws...............................
         Year 2000 .................................

TAXATION............................................

GENERAL INFORMATON..................................
         Description of the Trust and Its Shares....
         Performance Information....................
         Miscellaenous..............................

                               PROSPECTUS SUMMARY

Shares Offered . . . . . . . . . . . .  Shares  of  the  Fund,   a   diversified
                                        investment  portfolio  of the  Trust,  a
                                        Massachusetts  business  trust  which is
                                        registered  as  an  open-end  management
                                        investment  company.  Shares of the Fund
                                        may be offered to qualified  pension and
                                        retirement  plans.  Shares  of the Funds
                                        may be  offered  in the  future to other
                                        separate  accounts  of  Hartford,  or to
                                        separate  accounts  established by other
                                        affiliated  or  unaffiliated   insurance
                                        companies, to serve as the underlying investment medium for variable annuity and variable life insurance contracts, which may pose certain risks discussed under "PURCHASING SHARES."

Investment Objectives. . . . . . . . .  The  Fund  seeks  to   provide   capital
                                        appreciation.

Investment Policies . . . . . . . . . . The Fund seeks its investment  objective by investing in  diversified  portfolios
                                        of certain funds (the  "Underlying  BB&T
                                        Funds") offered by The BB&T Mutual Funds
                                        Group  (the   "Group"),   an  affiliated
                                        open-end   investment    company.    See
                                        "INVESTMENT OBJECTIVES AND POLICIES."

Risk Factors and Special
     Considerations . . . . . . . . . . An  investment  in the Fund  involves  a certain  amount  of risk  and may not be
                                        suitable   for   all   investors.    See
                                        "INVESTMENT    TECHNIQUES    AND    RISK
                                        FACTORS."

Investment Advisers . . . . . . . . . . Branch   Banking   and   Trust   Company
                                        ("BB&T"),   Raleigh,   North   Carolina,
                                        serves as investment adviser to the Fund. See "MANAGEMENT OF THE FUND - Investment Adviser."

Other Information . . . . . . . . . .   Fifth Third Bank (the  "Custodian"),  is
                                        the custodian  for the Fund.  BISYS Fund
                                        Services  ("BISYS" or  "Distributor"  or
                                        "Administrator")     serves    as    the
                                        distributor  and  administrator  of  the
                                        Funds.  BISYS Fund Services  Ohio,  Inc.
                                        serves as transfer agent and dividend disbursing agent and provides certain accounting services for the Trust.

                                 FUND EXPENSES

The following expense table indicates costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of the Fund during its first fiscal year of operation. The numbers reflect estimated levels of operating expenses.

Annual Fund Operating Expenses
(as a percentage of average net assets annualized)

     Management Fees After Waiver (1).......................0.10%
     Other Expenses.........................................0.46%
                                                            -----
     Total Fund Operating Expenses After Waiver (2).........0.56%
                                                            -----
                                                            -----
--------------------
1   BB&T has  agreed to temporarily  waive a portion of its investment  advisory fee for the Fund. Waived fees cannot be recovered at a future date. Absent the advisory fee waiver, "Management Fees" as a percentage of average daily net assets would be 0.25% for the Fund. See "MANAGEMENT OF THE FUND--Investment Adviser."

2   Absent the waiver of the  investment  advisory fee,  "Total Fund  Operating
Expenses" as a percentage of average daily net assets would be 0.71% for the Fund.

          In addition to the expenses shown above, Shareholders of the Fund will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds as discussed below under "MANAGEMENT OF THE FUND--Investment Adviser." Based on the expenses for the Fund and the Underlying Funds, the average weighted expense ratio for the Fund, expressed as a percentage of average daily net assets, is estimated to be 1.78%.

          The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Fund will bear. The following Example illustrates the expenses borne by Fund Shareholders, including the pro rata share of the costs and expenses of the Underlying Fund.

          Example*

          An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                             Expenses

          1 Year . . .       $ 18
          3 Years. . .       $ 56
          ---------------

* This example should not be considered a representation of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                        INVESTMENT OBJECTIVE AND POLICIES


Shareholders should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as invest0ment adviser, including mutual funds with investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The investment objective of the Fund is to seek capital appreciation. Under normal market conditions, it invests primarily in a group of diversified Underlying Funds that invest primarily in equity securities. However, it may also invest a portion of its assets in Underlying Funds that invest primarily in fixed income securities or money market instruments.

The Fund's net asset value will fluctuate with changes in the equity markets and the value of the Underlying Funds in which it invests. The Fund's investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

The allocation of the Fund's assets among the Underlying Funds will be made by BB&T under the supervision of the Board of Trustees. BB&T will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. There is no assurance that the Fund will achieve its stated objective.

For temporary cash management and liquidity purposes, the Fund may also hold cash and invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes) and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes, and bank money market deposit accounts. To the extent the Fund or an Underlying Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective. See "INVESTMENT TECHNIQUES AND RISK FACTORS" for a description of these investments.

The investments of the Fund are concentrated in the Underlying Funds, so the Fund's performance is directly related to the performance of the Underlying Funds. The Fund will invest in shares of the Underlying Funds which are sold at net asset value per share with no front-end sales charge or contingent deferred sales charge. See "INVESTMENT OBJECTIVES AND POLICIES - UNDERLYING FUNDS" for a description of the Underlying Funds in which the Fund invests.

                                     * * * *

The investment objective of the Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund. Other policies of the Fund may be changed without a vote of the holders of a majority of outstanding Shares of the Fund unless (i) the policy is expressly deemed to be a fundamental policy or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved.

              INVESTMENT OBJECTIVES AND POLICIES--UNDERLYING FUNDS

BB&T Equity Funds

BB&T Growth and Income Stock Fund (the "BB&T Growth and Income Fund"). The BB&T Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the BB&T Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

Equity securities purchased by the BB&T Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the BB&T Growth and Income Fund's investment objective for income, most stocks will be purchased by the BB&T Growth and Income Fund primarily in furtherance of its investment objective for growth. The BB&T Growth and Income Fund will favor stocks of issuers which over a given year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

Stocks such as those in which the BB&T Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the BB&T Growth and Income Fund's investments, its net asset value per share may decrease instead of increase.

BB&T Balanced Fund. The BB&T Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The BB&T Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

The portion of the BB&T Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the BB&T Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The BB&T Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the BB&T Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the BB&T Balanced Fund's attempt to achieve its investment objective.

The BB&T Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

The BB&T Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The BB&T Balanced Fund may also invest in collateralized mortgage obligations ("CMOs"). The average dollar-weighted maturity of debt securities held by the BB&T Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

It is a fundamental policy of the BB&T Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

BB&T Small Company Growth Fund. The BB&T Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The BB&T Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of its total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the BB&T Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of its assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Investment Techniques and Risk Factors."

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by this Underlying BB&T Fund may be volatile and the net asset value of a share may fluctuate more than that of a share of a fund that invests in larger established companies.

BB&T International Equity Fund. The BB&T International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the BB&T International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts of companies.

During normal market conditions, the BB&T International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. It will pursue investments in non-dollar denominated stocks primarily in countries included the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index (the "EAFE Index") and may also invest its assets in countries with emerging economies or securities markets. This Underlying BB&T Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's earnings trend and its price momentum will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

                                BB&T Income Funds

BB&T Short-Intermediate U.S. Government Income Fund (the "BB&T Short-Intermediate Fund") and BB&T Intermediate U.S. Government Bond Fund (the "BB&T Intermediate Bond Fund"). The investment objective of the BB&T Short-Intermediate Fund and the BB&T Intermediate Bond Fund is to seek current income consistent with the preservation of capital. The BB&T Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, or in high grade CMOs. At least 65% of the BB&T Short-Intermediate Fund's assets will be invested in such U.S. Government securities. The dollar-weighted average portfolio maturity of the BB&T Short-Intermediate Fund will be from two to five years. The BB&T Intermediate Bond Fund will also invest primarily in such U.S. Government securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the BB&T Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the BB&T Income Funds. The BB&T Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

Bonds, notes, and debentures in which the BB&T Income Funds may differ in interest rates, maturates and times of issuance. Mortgage-related securities purchased by the BB&T Income Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Services ("S&P"), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

                                 BB&T Money Fund

BB&T U.S. Treasury Money Market Fund (the "BB&T U.S. Treasury Fund"). The investment objective of the BB&T U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term U.S. dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

All instruments in which the BB&T U.S. Treasury Fund invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Fund invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The dollar-weighted average maturity of the securities in the BB&T U.S. Treasury Fund will not exceed 90 days. Obligations purchased by the BB&T U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which BB&T, pursuant to guidelines established by the Board of Trustees of the Group has determined present minimal credit risks. See "VALUATION OF SHARES" herein and the Statement of Additional Information for further explanation of the amortized cost valuation method.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Like any investment program, an investment in a Fund entails certain risks. The Share price of the Fund will fluctuate in response to changes in the share price of one or more of the Underlying Funds, which are permitted to engage in a wide range of investment techniques.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. The BB&T U.S. Treasury Fund may invest in U.S. Government securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Stripped Treasury Obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs"). Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The BB&T Short-Intermediate, BB&T Intermediate Bond, BB&T Growth and Income, BB&T Balanced, and BB&T Small Company Growth Funds may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Mortgage-Related and Asset-Backed Securities

Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, each of the Underlying Funds (except the BB&T International Equity
Fund) may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly.

Early repayment of principal on mortgage-related securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not possible to predict accurately a security's return to a particular Underlying Fund.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, an Underlying Fund may invest in other asset-backed securities that may be developed in the future.

The Underlying Funds (except the BB&T U.S. Treasury Fund and the BB&T International Equity Fund) may invest in CMOs, which may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund or an Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Funds and Underlying Funds intend to conduct their operations so that they will invest their assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers within applicable regulatory limits.

Bankers' Acceptances

The Underlying Funds may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

Certificates of Deposit and Time Deposits

The Underlying Funds may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

The Money Market Fund and Underlying Qualivest Funds may also invest in Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the U.S.; European Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs, except they are issued by Canadian offices of major Canadian banks; and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.

Commercial Paper

Each of the Underlying Funds (except for the BB&T U.S. Treasury Fund) may, within the limitations described above, invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's or F-2 or better by Fitch Investors Service) or, if not rated, determined to be of comparable quality to instruments that are so rated. The BB&T Growth and Income Fund, and BB&T Small Companies Growth Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Each of the Underlying Funds (except the BB&T U.S. Treasury Fund) may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Funds and the Underlying Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. BB&T and any sub-adviser each will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. A note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

Put and Call Options

The BB&T Small Company Growth Fund, and the BB&T International Equity Fund may purchase put and call options on securities. The BB&T International Equity Fund may purchase put and call options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. The BB&T International Equity Fund may also engage in writing covered call options (options on securities or currencies owned by that Underlying Fund). When a portfolio security or currency subject to a call option is sold, an underlying Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Underlying Fund previously has written. If the Underlying Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Underlying Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Underlying Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that any Underlying Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets. The BB&T Small Company Growth Fund and the BB&T International Equity Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase.

The BB&T International Equity Fund, as part of its option transactions, also may purchase index put and call options and write index options. As with options on individual securities, the BB&T International Equity Fund or Underlying Fund will write only covered index call options. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which an Underlying Fund owns or intends to purchase may not correlate perfectly with movements in the level of an index and, therefore, an Underlying Fund bears the risk of a loss on an index option that it not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

Foreign Securities

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

If a security is denominated in foreign currency, the value of the security to the Growth and Income Fund an Underlying Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Underlying Fund's assets.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, the Underlying Funds can avoid currency risks during the settlement period for either purchase or sales.

The BB&T Balanced Fund, the BB&T Growth and Income Fund and the BB&T Small Company Growth Fund may invest in foreign securities through the purchase of ADRs or the purchase of securities on the New York Stock Exchange, Inc. ("NYSE"). However, the BB&T Growth and Income Fund and the BB&T Balanced Fund will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Underlying Fund would exceed 25% of the value of its total assets.

From time to time the BB&T International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% of more of the BB&T International Equity Fund's total assets in this or any other country will make this Underlying Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events, in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

The BB&T International Equity Fund may invest in both sponsored and unsponsored ADRs, and the BB&T International Equity Fund may invest in European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs, and GDRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

The BB&T International Equity Fund may invest its assets in countries with emerging economies or securities markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the BB&T International Equity Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as result to access the value or prospects of an investment in such issuers. The BB&T International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

Foreign Currency Transactions

The value of the assets of the BB&T International Equity Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and such Underlying Fund may incur costs in connection with conversions between various currencies. The BB&T International Equity Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The BB&T International Equity Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the BB&T International Equity Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The BB&T International Equity Fund may also hedge its foreign currency exchange rate risk by engaging in a currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term heading strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the BB&T International Equity Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Underlying Fund is obligated to deliver.

If the BB&T International Equity Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a lost to the extent that there has been movement in forward currency contract prices. If the BB&T International Equity Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The BB&T International Equity Fund will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Repurchase Agreements

Securities held by an Underlying Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, an Underlying Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase agreements, a Fund or an Underlying Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

Reverse Repurchase Agreements and Dollar Roll Agreements

Each Underlying Fund may borrow funds by entering into reverse repurchase agreements. Pursuant to such reverse repurchase agreements, an Underlying Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, at a mutually agreed upon date and price. At the time an Underlying Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by an Underlying Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that an Underlying Fund is delayed or prevented from completing the transaction.

Futures Contracts

The BB&T Small Company Growth Fund and the BB&T International Equity Fund may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index in an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each of these Underlying Funds may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes.

The value of each of the BB&T Small Company Growth and the BB&T International Equity Funds' contracts may equal or exceed 100% of its total assets, although each will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of each Underlying Fund as a regulated investment company.

When-Issued and Delayed-Delivery Transactions

Each of the Underlying Funds (except the BB&T U.S. Treasury Fund) may purchase securities on a when-issued or delayed-delivery basis. In addition, the BB&T Small Company Growth Fund may sell, and the BB&T International Equity Fund may purchase and sell, securities on a "forward commitment" basis. An Underlying Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. An Underlying Fund will not pay for such securities or start earning interest on them until they are received. When an Underlying Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, an Underlying Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Underlying Fund to miss a price or yield considered to be advantageous.

Lending of Portfolio Securities

In order to generate additional income, the Underlying Funds may from time to time lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Underlying Funds must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a lending Fund or Underlying Fund does not have the right to vote securities on loan, each lender intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to an Underlying Fund, the lender could experience delays in recovering its securities and possible capital losses. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the relevant Board of Trustees that permit the BB&T International Equity Fund to loan up to 33 1/3% of the value of its total assets, and the remaining Underlying Funds to lend only up to 30% of each such Underlying Fund's assets.

Short-Term Obligations

The Underlying Funds (except the BB&T U.S. Treasury Fund) may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from NRSROs or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the eligible Underlying Funds will limit its investment in short-term obligations to 35% of its total assets. Pending investment or to meet anticipated redemption requests, the BB&T International Equity Fund may also invest without limitation in short-term obligations. For temporary defensive purposes, as determined by BB&T (or an Underlying Fund's sub-adviser), these investments may constitute 100% of the Underlying Fund's portfolio and, in such circumstances, will constitute a temporary suspension of their attempts to achieve their investment objectives.

Short-Term Trading

In order to generate income, the Underlying Funds (except the BB&T U.S. Treasury
Fund) may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Underlying Funds in order to take advantage of what BB&T (or an Underlying Fund's sub-adviser) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

Securities Issued by Other Investment Companies

Each of the Underlying Funds (except the BB&T U.S. Treasury Fund) may invest up to 10% of its total assets, and each of the Money Market Fund and the Qualivest Money Funds may invest up to 25% of its total assets, in shares of money market mutual funds for cash management purposes. In addition, the BB&T International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds," which have portfolios consisting exclusively of securities of issuers located in one country. An Underlying Fund will incur additional expenses due to the duplication of expense as a result of investing in other investment companies.

Restricted Securities

Securities in which the Underlying Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Underlying Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, BB&T, or a sub-adviser of an Underlying Fund may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                              VALUATION OF SHARES

The net asset value of the Fund is determined and its Shares are priced as of the closing of the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, Business Day is a day on which the NYSE is open for trading, and any other day except days on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding Shares. The net asset value per Share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                               PURCHASING SHARES

As of the date of this Prospectus, Shares of the Funds are offered for purchase by the Separate Account to serve as an investment medium for the Variable Contracts issued by insurance companies, and to qualified pension and retirement plans outside of the separate account context. Shares of the Funds may be offered in the future to other separate accounts established by Hartford or sold to separate accounts of other affiliated or unaffiliated insurance companies, and may be offered in the future to serve as an investment medium for variable life insurance policies.

While the Fund currently does not foresee any disadvantages to Variable Contract Owners if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict. However, the Trust's Board of Trustees and each insurance company with a separate account allocating assets to the Fund would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Funds to sell securities at disadvantageous prices.

Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares. Purchases of Shares of the Fund will be effected only on a Business Day of the Fund. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt. An order received after the final Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day of the Fund.

The Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another fund of the Trust deemed appropriate by the Trustees.

                                REDEEMING SHARES

Shares may be redeemed without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

Variable Contract Owners do not deal directly with the Funds to purchase or redeem Shares, and Variable Contract Owners should refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invests in the Fund.

                             MANAGEMENT OF THE FUND

Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations.

Investment Adviser

Branch Banking and Trust Company, 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the investment adviser of the Fund and the Underlying BB&T Funds. BB&T is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1997, BB&T Corporation had assets in excess of $29.2 billion. Through its subsidiaries, BB&T Corporation operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T provides investment advisory services to the Group and the Trust, and it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group, the Fund, and the Underlying Funds of the Trust. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 16 years and currently manages assets of more than $3.37 billion.

Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of the Fund, BB&T (and, with respect to the BB&T Small Company Growth Fund and the BB&T
International Equity Fund, the sub-advisers discussed below) manages the Underlying Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lessor of: (a) 0.25% of the Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and BB&T. As a Shareholder of an Underlying Fund, the Fund will also indirectly bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Fund. The ratios of operating expenses to average daily net assets of the operational Underlying Funds for the period ended September 30, 1996 were as follows: BB&T U.S. Treasury Fund -- 0.75%; BB&T Growth and Income Fund -- 0.86%; BB&T Intermediate Bond Fund -- 0.87%; BB&T Balanced Fund -- 0.95%; BB&T Short-Intermediate Fund -- 0.93%; and BB&T Small Company Growth Fund -- 1.79%. The ratio of estimated operating expenses to average daily net assets of the BB&T International Equity Fund, which had not commenced operations as of September 30, 1996, is 1.87%.

Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T for investment advisory services provided to the Underlying Funds is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of 0.40% of the BB&T U.S. Treasury Fund's average daily net assets; 0.60% of each BB&T Income Funds' average daily net assets; 0.74% of the BB&T Growth and Income Fund's and BB&T Balanced Fund's average daily net assets; and 1.00% of the BB&T Small Company Growth Fund's and BB&T International Equity Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

For the fiscal year ended September 30, 1996, the Underlying Funds paid the following investment advisory fees: the BB&T U.S. Treasury Fund paid 0.40% of its average daily net assets; each of the BB&T Short-Intermediate, BB&T
Intermediate Bond, BB&T Growth and Income, and BB&T Balanced Funds, after voluntary fee reductions, paid 0.50% of its average daily net assets; and the BB&T Small Company Growth Fund paid 1.00% of its average daily net assets. The BB&T International Equity Fund had not commenced operations as of September 30, 1996.

The persons primarily responsible for the management of certain of the Fund and the Underlying Funds (other than the BB&T Small Company Growth and BB&T International Equity Funds which are managed by sub-advisers, described below), as well as their previous business experience, are as follows:

Portfolio Manager                   Business Experience

Keith F. Karlawish                  Manager  of the BB&T  Intermediate  Bond  Fund and BB&T  Short-Intermediate  Fund
                                    since  September,  1994.  From June, 1993 to September,  1994, Mr.  Karlawish was
                                    Assistant   Manager   of  the   BB&T   Intermediate   Bond   Fund  and  the  BB&T
                                    Short-Intermediate  Fund. From September,  1991 to June,  1993, Mr. Karlawish was
                                    a Financial  Analyst Team Leader for Branch  Banking and Trust Co. Mr.  Karlawish
                                    earned a B.S. in Business  Administration from the University of Richmond, and an
                                    MBA from the University of North Carolina at Chapel Hill.

Richard B. Jones                    Manager  of the  Growth and Income  Fund  since  inception,  and BB&T  Growth and
                                    Income Fund since  February 1, 1993.  Since 1987,  Mr. Jones has been a portfolio manager in the BB&T Trust  Division.  He holds a B.S. in Business  Administration from Miami (Ohio) University and an MBA from Ohio State University.

David R. Ellis                      Manager of the Capital  Manager Fund and BB&T  Balanced  Fund since  inception of each.  Since  1986,  Mr.  Ellis has been a  portfolio  manager  in the BB&T Trust
                                    Division.  He holds a B.S. degree in Business  Administration from the University of North Carolina at Chapel Hill.


BB&T Sub-Advisers. PNC Equity Advisors Company ("PNC"), a wholly owned subsidiary of PNC Bank, N.A., serves as the investment sub-adviser to the BB&T Small Company Growth Fund pursuant to a sub-advisory agreement with BB&T. Under the sub-advisory agreement, PNC manages the BB&T Small Company Growth Fund, selects investments and places all orders for purchases and sales of its portfolio securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the BB&T Small Company Growth Fund's investment objective, policies and restrictions.

The person primarily responsible for the management of the BB&T Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the BB&T Small Company Growth Fund since its inception. He has been Vice President and Small Cap Growth Equity Fund portfolio manager for PNC Bank, N.A. since 1992. He has been a portfolio manager at PNC Bank, N.A. and its predecessor, Provident National Bank, since 1986. Mr. Wykle has also been an investment manager with PNC since 1995 and has been the portfolio manager of the Compass Capital Funds_ Small Cap Growth Equity Portfolio since its inception.

PNC Bank, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103, is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 13th largest bank holding company in the United States based on total assets at September 30, 1996. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include consumer banking, corporate banking, real estate banking, mortgage banking and asset management. With $104.5 billion in discretionary assets under management and $310.9 billion of assets under administration at September 30, 1996, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at September 30, 1996, PNC Bank had $94 billion in discretionary assets under management and $132.1 billion in assets under administration. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and consumer banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

For its services and expenses incurred under the sub-advisory agreement, PNC Bank is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the BB&T Small Company Growth Fund's average daily net assets), which vary according to the level of BB&T Small Company Growth Fund assets:

Fund Assets                                                        Annual Fee

Up to $50 million.......................................             0.50%
Next $50 million........................................             0.45%
Over $100 million.......................................             0.40%

CastleInternational Asset Management Limited ("CastleInternational") serves as the investment sub-adviser to the BB&T International Equity Fund pursuant to a sub-advisory agreement with BB&T. Under the sub-advisory agreement, CastleInternational manages the BB&T International Equity Fund, selects investments and places all orders for purchases and sales of the its securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the BB&T International Equity Fund's investment objective, policies and restrictions.

CastleInternational, formed in 1996, with its primary office at 7 Castle Street, Edinburgh, Scotland, EH2 3AH, is an indirect wholly owned subsidiary of PNC Bank Corp. As of September 30, 1996, CastleInternational had approximately $1.6 billion in discretionary assets under management, including three mutual fund portfolios, one bank common trust fund and a tax exempt institutional portfolio.

For its services and expenses incurred under the sub-advisory agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the BB&T International Equity Fund's average daily net assets), which vary according to the level of BB&T International Equity Fund assets:

Fund Assets                                                          Annual Fee

Up to $50 million............................................             0.50%
Next $50 million.............................................             0.45%
Over $100 million............................................             0.40%


The person primarily responsible for the management of the BB&T International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing and Investment Director of CastleInternational Asset Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers, Ltd. Mr. Anderson has served as the Portfolio Manager for the Compass Capital Funds (SM) International Equity Portfolio since 1996.

Administrator and Distributor

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for the Fund, and also acts as the Trust's principal underwriter and distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from the Fund equal to the lesser of a fee, computed daily and paid periodically, at the annual rate of 0.07% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to the Fund to increase the net income of such Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

The Distributor acts as agent for the Funds in the distribution of its Shares and, in such capacity, advertises and pays the cost of advertising, office space and its personnel involved in such activities. The Distributor serves in such capacity without remuneration from the Fund.

Other Service Providers

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent and provides certain accounting services for the Fund. BISYS Fund Services Ohio, Inc. receives an annual fee of $14 per Variable Contract Owner account, subject to certain minimum base fees, for its services as transfer agent, and, for its services as fund accountant, BISYS Fund Services Ohio, Inc. receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.01% of average daily net assets or $10,000. Coopers & Lybrand L.L.P. serves as independent auditors for the Trust. Fifth Third Bank is the custodian for the Fund. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.

While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS.

Variable Contract Owner Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended to procure Variable Contract Owner services. Pursuant to agreements with the Fund, certain financial institutions and their affiliates may serve as Variable Contract Owner Servicing Agents to the Fund. A Variable Contract Owner Servicing Agent generally provides support services to its clients who are Variable Contract Owners by establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding Variable Contract Owner communications, assisting in the processing of purchase, exchange and redemption requests, and assisting Variable Contract Owners in changing account designations and addresses. For expenses incurred and services provided, each Variable Contract Owner Servicing Agent receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to Variable Contracts owned by customers of the Variable Contract Owner Servicing Agent. A Variable Contract Owner Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

Expenses

BB&T and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. The Fund will bear the following expenses relating to its operation: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

Banking Laws

Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Fund.

BB&T believes that it may perform advisory services for the Fund as described herein and, provided that they do not engage in underwriting, selling or distribution of the Fund's shares, its affiliates believe that they may perform Variable Contract Owner servicing activities and may receive compensation without violating federal banking laws and regulations.

In the event that, due to future events, BB&T is prohibited from acting as the investment adviser of the Fund and the Underlying Funds, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund and Underlying Funds be liquidated.

Year 2000

The services provided to the Fund by BB&T, BISYS, BISYS Fund Services, Inc., and the Fund's other service providers (collectively, the "Service Providers") are dependent on those Service Providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative impact on the Service Providers' ability to handle securities trades, price securities, and conduct general account services on behalf of the Fund. The Trust is working with the Service Providers to take steps that are reasonably designed to address the Year 2000 Issue with respect to computer systems relied on by the Fund. The Trust has no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Fund, although there can be no assurances. The costs or consequences of an incomplete or an untimely resolution of the Year 2000 Issue are unknown to the Trust and the Service Providers at this time, but could have a material adverse impact on the operations of the Fund and the Service Providers.

                                    TAXATION

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Accordingly, the Fund generally will not be subject to federal income taxes to the extent that it distributed on a timely basis its investment company taxable income and its net capital gains.

To comply with regulations under section 817(h) of the Code, the Fund is required to diversify its investments. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of the Fund to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. Government. If the Fund fails to meet the diversification requirement under Section 817(h) of the Code, income with respect to Variable Contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. If the Fund failed to qualify as a regulated investment company, the results would be substantially the same as a failure to meet the diversification requirements under Section 817(h) of the Code.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Reference is made to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See "ADDITIONAL INFORMATION - Additional Tax Information" in the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust was organized as a Massachusetts business trust in 1994 and currently consists of four portfolios. Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received. The Separate Account and qualified pension and retirement plans are currently the only Shareholders of the Fund, although other separate accounts of Hartford, or of other insurance companies, may become Shareholders in the future.

Performance Information

From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the period since the establishment of the Fund. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions and analyzing the result). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of the Fund will be computed by dividing the net investment income per Share earned during a recent one-month period by the per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and analyzing the result. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for the Separate Account.

In addition, from time to time the Fund may present its respective distribution rates in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per Share made by the Fund over a twelve-month period by the maximum offering price per Share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Quotations of yield or total return for the Fund will not take into account charges or deductions against any Separate Account to which the Fund's Shares are sold or Variable Contract specific deductions for cost of insurance charges, premium load, administrative fees, maintenance fees, premium tax, mortality and expense risks, or other charges that may be incurred under a Variable Contract for which the Fund serves as an underlying investment vehicle. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Account or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. In addition, if BB&T, PNC, CastleInternational, or BISYS voluntarily reduce all or a part of their respective fees, the total return of the Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Miscellaneous

Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling toll free (800) 257-5872.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by its Distributor in any jurisdiction in which such offering may not lawfully be made.

                           BB&T Growth and Income Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-257-5872

Variable Insurance Funds (the "Trust") is an open-end management investment company which currently comprises four separate diversified investment portfolios, each with different investment objectives and policies. This Prospectus describes one of those portfolios, the BB&T Growth and Income Fund (the "Fund").

Additional information about the Trust and the Fund, contained in a Statement of Additional Information dated May 1, 1998, as amended or supplemented, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.

The Fund currently sells its shares of beneficial interest ("Shares") to a segregated asset account ("Separate Account") of Hartford Life Insurance Company ("Hartford") to serve as the investment medium for variable annuity contracts ("Variable Contracts") issued by Hartford. Shares of the Fund also are sold to qualified pension and retirement plans outside of the separate account context. The Separate Account invests in shares of the Fund in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). Such allocation rights are described further in the Separate Account prospectus.

Shares of the Fund are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Fund involves investment risk, including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998.

                                TABLE OF CONTENTS
                                                                         Page

PROSPECTUS SUMMARY

   Shares Offered
   Investment Objective
   Investment Policies
   Risk Factors and Special  Considerations
   Investment Adviser
   Other Information

FUND EXPENSES


FINANCIAL HIGHLIGHTS


INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE AND POLICIES


VALUATION OF SHARES


PURCHASING SHARES


REDEEMING SHARES


MANAGEMENT OF THE FUND

   Trustees
   Investment Adviser
   Administrator and Distributor
   Other Service Providers
   Variable Contract Owner Servicing Agents
   Expenses
   Banking Laws
   Year 2000

TAXATION


GENERAL INFORMATION

   Description of the Trust and Its Shares
   Performance Information
   Miscellaneous

                               PROSPECTUS SUMMARY


Shares Offered . . . . . . . . . . . . .Shares  of  the  Fund,   a   diversified
                                        investment  portfolio  of the  Trust,  a
                                        Massachusetts  business  trust  which is
                                        registered  as  an  open-end  management
                                        investment  company.  Shares of the Fund
                                        may be  offered  in the  future to other
                                        separate  accounts  of  Hartford,  or to
                                        separate  accounts  established by other
                                        affiliated  or  unaffiliated   insurance
                                        companies, to serve as the underlying investment medium for variable annuity and variable life insurance contracts, which may pose certain risks discussed under "PURCHASING SHARES."

Investment Objective. . . . . . . . .   The Fund seeks capital  growth,  current
                                        income, or both.

Investment Policies. . . . . . . . .    Under normal market conditions, the Fund
                                        will  invest  at least  65% of its total
                                        assets  in  stocks,  which  may  include
                                        common stock, preferred stock, warrants,
                                        or debt instruments that are convertible
                                        into  common  stock.   See   "INVESTMENT
                                        OBJECTIVE AND POLICIES."

Risk Factors and Special
Considerations . . . . . . . . . . . . .An  investment  in the Fund  involves  a certain  amount  of risk  and may not be
                                        suitable   for   all   investors.    See
                                        "INVESTMENT    TECHNIQUES    AND    RISK
                                        FACTORS."

Investment Adviser . . . . . . . . . .  Branch   Banking   and   Trust   Company
                                        ("BB&T"),   Raleigh,   North   Carolina,
                                        serves as investment adviser to the Fund. See "MANAGEMENT OF THE FUND -
                                        Investment Adviser."

Other Information . . . . . . . . . . .  BISYS   Fund   Services    ("BISYS"  or
                                        "Distributor" or "Administrator") serves
                                        as the distributor and  administrator of
                                        the Fund. BISYS Fund Services Ohio, Inc.
                                        ("BISYS  Ohio") serves as transfer agent
                                        and   dividend   disbursing   agent  and
                                        provides certain accounting services for the Trust.

                                 FUND EXPENSES

The following expense table indicates costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of the Fund during the current fiscal year. The information is based on expenses for the Fund for the fiscal year ended December 31, 1997.

Annual Fund Operating Expenses
(as a percentage of average net assets annualized)

         Management Fees After Waiver 1....................................0.36%
         Other Expenses After Waiver and Reimbursements2...................0.55%
         Total Fund Operating Expenses After Waivers and Reimbursements3...0.91%
--------------------
1 BB&T has agreed to temporarily waive a portion of its investment advisory fee for the Fund. Waived fees cannot be recovered at a future date. Absent the advisory fee waiver, "Management Fees" as a percentage of average daily net assets would have been 0.74% for the Fund. See "MANAGEMENT OF THE FUND--Investment Adviser."

2 BISYS has agreed to temporarily waive a portion of its administrative fees. Absent this waiver and expense reimbursements, "Other Expenses" as a percentage of the Fund's average daily net assets would have been 1.57%.

3 Absent waivers and reimbursements, "Total Fund Operating Expenses" as a percentage of average daily net assets would have been 2.31% for the Fund.

The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Fund will bear. The following Example illustrates the expenses borne by Fund Shareholders.

Example*

An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return, and (2) redemption at the end of each time period:

                                                                  Expenses

         1 Year ......................................................$ 9
         3 Years......................................................$29

---------------

* This example should not be considered a representation of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS

The following table of selected financial information is included to assist investors in evaluating the performance of the Fund since its commencement of operations through December 31, 1997. This information has been audited by Coopers & Lybrand L.L.P., the Trust's independent auditors, whose report on the Fund's financial statements is included in the Fund's Annual Report, which may be obtained without charge, and is incorporated by reference in the Trust's Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the Trust's financial statements relating to the Fund.


                                                                                   June 3, 1997 through
                      For a Share outstanding throughout the period:               December 31, 1997 (a)
                      ---------------------------------------------
                                                                                   -----------------------

                      Net Asset Value, Beginning of Period                         $      10.00
                                                                                   -----------------------

                      Investment Activities:
                               Net investment income                                        0.10
                               Net realized and unrealized gains from investments           1.89
                                                                                   -----------------------

                                      Total from investment activities                      1.99
                                                                                   -----------------------

                      Distributions:
                               From net investment income                                  (0.10)
                               In excess of net investment income                          (0.01)
                                                                                   -----------------------

                                      Total distributions                                  (0.11)
                                                                                   -----------------------

                      Net Asset Value, End of Period                               $       11.88
                                                                                   =======================

                      Total Return                                                         19.96%(b)

                      Ratios/Supplementary Data:
                               Net assets, at end of period (000)                  $         28,829
                               Ratio of expenses to average net assets                       0.91%(c)
                               Ratio of net investment income to average net                 1.68%(c)
                               assets
                               Ratio of expenses to average net assets*                      2.31%(c)
                               Ratio of net investment income to average net                 0.28%(c)
                               assets*
                               Portfolio turnover                                            7.75%
                               Average commission rate paid                        $         0.0706(d)



(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
* During the period, certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                        INVESTMENT OBJECTIVE AND POLICIES

Shareholders should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is to seek capital growth, current income, or both. Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. The remainder of the Fund's assets, if not invested in stocks, will be invested as described under "INVESTMENT TECHNIQUES AND RISK FACTORS."

Equity securities purchased by the Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Fund's investment objective for income, most stocks will be purchased by the Fund primarily in furtherance of its investment objective for growth. The Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

The investment objective of the Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund. Other policies of the Fund may be changed without a vote of the holders of a majority of outstanding Shares of the Fund unless (i) the policy is expressly deemed to be a fundamental policy or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Like any investment program, an investment in the Fund entails certain risks.

Put and Call Options

The Fund may purchase put and call options on securities, and may purchase put and call options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. The Fund may also engage in writing covered call options (options on securities or currencies owned by the Fund). When a portfolio security or currency subject to a call option is sold, the Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets. The Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase.

Futures Contracts

The Fund may also enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes.

The value of each of the Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the Fund's net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of the Fund as a regulated investment company.

Foreign Securities

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund's assets. For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchase or sales. The Fund may invest in foreign securities through the purchase of ADRs or the purchase of securities on the New York Stock Exchange, Inc. ("NYSE").

Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Stripped Treasury Obligations in which the Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs"). Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

The Fund may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Mortgage-Related and Asset-Backed Securities

Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, the Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly.

Early repayment of principal on mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not be possible to predict accurately a security's return to the Fund.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future.

The Fund may invest in Collateralized Mortgage Obligations. CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Fund intends to conduct its operations so that it will invest its assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers within applicable regulatory limits.

Bankers' Acceptances

The Fund may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

Certificates of Deposit and Time Deposits

The Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Commercial Paper

The Fund may, within the limitations described above, invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by a nationally recognized statistical rating organization ("NRSRO") (e.g., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated. The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

The Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. BB&T will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. A note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

Repurchase Agreements

Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase agreements, the Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Fund may also enter into dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with the Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time the Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

When-Issued and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Fund may sell securities on a "forward commitment" basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Lending of Portfolio Securities

In order to generate additional income the Fund may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the Fund, it could experience delays in recovering its securities and possible capital losses. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the relevant Board of Trustees that permit the Fund to loan up to 33 1/3% of the value of its total assets.

Short-Term Obligations

The Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase (i) possess one of the two highest short-term ratings from NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, the Fund will limit its investment in short-term obligations to 35% of its total assets. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Short-Term Trading

In order to generate income, the Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what BB&T believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Fund and its transaction costs.

Securities Issued by Other Investment Companies

The Fund may invest up to 10% of its total assets in shares of money market mutual funds for cash management purposes. The Fund will incur additional expenses due to the duplication of expense as a result of investing in other investment companies.

Restricted Securities

Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Fund which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, BB&T may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                              VALUATION OF SHARES

The net asset value of the Fund is determined and its Shares are priced as of the closing of the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, Business Day is a day on which the NYSE is open for trading, and any other day except days on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding Shares. The net asset value per Share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                               PURCHASING SHARES

As of the date of this Prospectus, Shares of the Fund are offered for purchase by the Separate Account to serve as an investment medium for the Variable Contracts issued by Hartford, and to qualified pension and retirement plans outside of the separate account context. Shares of the Fund may be offered in the future to other separate accounts established by Hartford or sold to separate accounts of other affiliated or unaffiliated insurance companies, and may be offered in the future to serve as an investment medium for variable life insurance policies.

While the Fund currently does not foresee any disadvantages to Variable Contract Owners if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict. However, the Trust's Board of Trustees and each insurance company with a separate account allocating assets to the Fund would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares. Purchases of Shares of the Fund will be effected only on a Business Day of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of the Fund.

The Fund reserves the right to discontinue offering Shares at any time. In the event that the Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another fund of the Trust deemed appropriate by the Trustees.

                                REDEEMING SHARES

Shares may be redeemed without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

Variable Contract Owners do not deal directly with the Fund to purchase or redeem Shares, and Variable Contract Owners should refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invests in the Fund.

                             MANAGEMENT OF THE FUND

Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations.

Investment Adviser

Branch Banking and Trust Company, 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the investment adviser of the Growth and Income Fund. BB&T is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 1997, BB&T Corporation had assets in excess of $29.2 billion. Through its subsidiaries, BB&T Corporation operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T provides investment advisory services to the BB&T Mutual Funds Group (the "Group") and the Trust, and it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group and the Fund. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 16 years and currently manages assets of more than $3.37 billion.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lessor of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. For services provided and expenses assumed during the fiscal period ended December 31, 1997, BB&T received an investment advisory fee from the Fund at the annual rate of 0.36% of the Fund's average daily net assets.

Richard B. Jones is the person who has been primarily responsible for the management of the Fund since its inception. Mr. Jones has been a portfolio manager in the BB&T Trust Division since 1987. He holds a B.S. in Business Administration from Miami (Ohio) University and an M.B.A. from Ohio State University.

Administrator and Distributor

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for the Fund, and also acts as the Trust's principal underwriter and distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from the Fund equal to the lesser of an amount, computed daily and paid periodically, at the annual rate of 0.20% of the Fund's average daily net assets, or such other amount as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

The Distributor acts as agent for the Fund in the distribution of its Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. The Distributor serves in such capacity without remuneration from the Fund.

Other Service Providers

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent and provides certain accounting services for the Fund. BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent, and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of the Fund's average daily net assets or $30,000.

Coopers & Lybrand L.L.P. serves as independent auditors for the Trust. Fifth Third Bank is the custodian for the Fund. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.

While BISYS Ohio is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Ohio is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Ohio is owned by substantially the same persons that directly or indirectly own BISYS.

Variable Contract Owner Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended to procure Variable Contract Owner services. Pursuant to agreements with the Fund, certain financial institutions and their affiliates serve as Variable Contract Owner Servicing Agents to the Fund. A Variable Contract Owner Servicing Agent generally provides support services to its clients who are Variable Contract Owners by establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding Variable Contract Owner communications, assisting in the processing of purchase, exchange and redemption requests, and assisting Variable Contract Owners in changing account designations and addresses. For expenses incurred and services provided, each Variable Contract Owner Servicing Agent receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to Variable Contracts owned by customers of the Variable Contract Owner Servicing Agent. A Variable Contract Owner Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

Expenses

BB&T and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Fund. The Fund will bear the following expenses relating to its operation: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation. For the fiscal period ended December 31, 1997, the Fund's ratio of operating expenses to average daily net assets (including the effect of applicable fee waivers and expense reimbursements), on an annual basis, was 0.91%.

Banking Laws

Federal banking laws and regulations presently restrict the ability of a bank such as BB&T, or any affiliate thereof, from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Fund.

BB&T believes that it may perform advisory services for the Fund as described herein, and that it or its affiliates may perform Variable Contract Owner servicing activities and may receive compensation without violating federal banking laws and regulations.

In the event that, due to future events, BB&T is prohibited from acting as the investment adviser of the Fund, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Year 2000

The services provided to the Fund by BB&T, BISYS, BISYS Ohio, and the Fund's other service providers (collectively, the "Service Providers") are dependent on those Service Providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative impact on the Service Providers' ability to handle securities trades, price securities, and conduct general account services on behalf of the Fund. The Trust is working with the Service Providers to take steps that are reasonably designed to address the Year 2000 Issue with respect to computer systems relied on by the Fund. The Trust has no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Fund, although there can be no assurances. The costs or consequences of an incomplete or an untimely resolution of the Year 2000 Issue are unknown to the Trust and the Service Providers at this time, but could have a material adverse impact on the operations of the Fund and the Service Providers.

                                    TAXATION

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Accordingly, if the Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To comply with regulations under section 817(h) of the Code, the Fund is required to diversify its investments. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of the Fund to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. Government. If the Fund fails to meet the diversification requirement under Section 817(h) of the Code, income with respect to Variable Contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such Variable Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. If the Fund failed to qualify as a regulated investment company, the results would be substantially the same as a failure to meet the diversification requirements under Section 817(h) of the Code.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Reference is made to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See "ADDITIONAL INFORMATION - Additional Tax Information" in the Statement of Additional Information for more information on taxes.

                              GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust was organized as a Massachusetts business trust in 1994 and currently consists of four portfolios. Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received. The Separate Account and qualified pension and retirement plans are currently the only Shareholders of the Fund, although other separate accounts of Hartford, or of other insurance companies, may become Shareholders in the future.

Performance Information

From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the period since the establishment of the Fund. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions and analyzing the result). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of the Fund will be computed by dividing the net investment income per Share earned during a recent one-month period by the per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and analyzing the result. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for the Separate Account.

In addition, from time to time the Fund may present its distribution rate in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. The distribution rate will be computed by dividing the distribution per Share made by the Fund over a twelve-month period by the maximum offering price per Share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Quotations of yield or total return for the Fund will not take into account charges or deductions against the Separate Account or Variable Contract specific deductions for cost of insurance charges, premium load, administrative fees, maintenance fees, premium tax, mortality and expense risks, or other charges that may be incurred under a Variable Contract for which the Fund serves as an underlying investment vehicle. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Account or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. In addition, if BB&T or BISYS voluntarily reduce all or a part of their respective fees, the total return of the Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Miscellaneous

Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling toll free (800) 257-5872.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by its Distributor in any jurisdiction in which such offering may not be lawfully made.

                          AmSouth Regional Equity Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-257-5872

Variable Insurance Funds (the "Trust") is an open-end management investment company that currently offers four separate diversified investment portfolios, each with different investment objectives and policies. This Prospectus describes  one of those  portfolios,  the  AmSouth  Regional  Equity  Fund  (the
"Fund").

Additional information about the Trust and each of the Funds, contained in a Statement of Additional Information dated May 1, 1998, as amended or supplemented, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.

The Fund currently sells its shares of beneficial interest ("Shares") to a segregated asset account ("Separate Account") of Hartford Life Insurance Company ("Hartford") to serve as the investment medium for variable annuity contracts ("Variable Contracts") issued by Hartford. Shares of the Fund also are sold to qualified pension and retirement plans outside of the separate account context. The Separate Account invests in Shares of the Fund in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). Such allocation rights are described further in the accompanying Separate Account prospectus.

Shares of the Fund are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Fund involves investment risk, including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT, WHICH ACCOMPANIES THIS PROSPECTUS. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998

                                TABLE OF CONTENTS
                                                                            Page
PROSPECTUS SUMMARY.........................................
         Shares Offered....................................
         Investment Objectives.............................
         Investment Policies...............................
         Risk Factors and Special Considerations...........
         Investment Adviser................................
         Other Information.................................

FUND EXPENSES..............................................

INVESTMENT OBJECTIVE AND POLICIES..........................

INVESTMENT TECHNIQUES AND RISK FACTORS.....................

VALUATION OF SHARES........................................

PURCHASING SHARES..........................................

REDEEMING SHARES...........................................

MANAGEMENT OF THE FUND.....................................
         Trustees..........................................
         Investment Adviser................................
         Administrator and Distributor.....................
         Other Service Providers...........................
         Variable Contract Owner Servicing Agents..........
         Expenses..........................................
         Banking Laws......................................
         Year 2000.........................................

TAXATION...................................................

GENERAL INFORMATION........................................
         Description of the Trust and Its Shares...........
         Performance Information...........................
         Miscellaneous.....................................

                               PROSPECTUS SUMMARY

Shares Offered . . . . . . . . . . .    Shares  of  the  Fund,   a   diversified
                                        investment  portfolio  of the  Trust,  a
                                        Massachusetts  business  trust  which is
                                        registered  as  an  open-end  management
                                        investment  company.  Shares of the Fund
                                        may be  offered  in the  future to other
                                        separate  accounts  of  Hartford,  or to
                                        separate  accounts  established by other
                                        affiliated  or  unaffiliated   insurance
                                        companies, to serve as the underlying investment medium for variable annuity and variable life insurance contracts, which may pose certain risks discussed under "PURCHASING SHARES."

Investment Objectives. . . . .         The Fund seeks to provide capital growth.

Investment Policies . . . . . . . .     The  Regional   Equity  Fund  seeks  its
                                        investment    objective   by   investing
                                        primarily in a diversified  portfolio of
                                        common stocks and securities convertible
                                        into common stocks,  such as convertible
                                        bonds and convertible  preferred stocks,
                                        of   companies   headquartered   in  the
                                        Southern Region of the United States.

Risk Factors and Special
Considerations  . . . .  .  .  .  .  .  An  investment  in the Fund  involves  a certain  amount  of risk  and may not be
                                        suitable   for   all   investors.    See
                                        "INVESTMENT    TECHNIQUES    AND    RISK
                                        FACTORS."

Investment Adviser. . . . . . . . . .   AmSouth  Bank  ("AmSouth"),  Birmingham,
                                        Alabama, serves as investment adviser to the Fund. See "MANAGEMENT OF THE FUND -
                                        Investment Adviser."

Other Information . . . . . . . . . . . AmSouth is the  custodian  for the Fund.
                                        BISYS   Fund   Services    ("BISYS"   or
                                        "Distributor" or "Administrator") serves
                                        as the distributor and  administrator of
                                        the Fund. BISYS Fund Services Ohio, Inc.
                                        ("BISYS  Ohio") serves as transfer agent
                                        and   dividend   disbursing   agent  and
                                        provides certain accounting services for the Trust.

                                 FUND EXPENSES

The following expense table indicates costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of the Fund during its first fiscal year of operation. The numbers reflect estimated levels of operating expenses.

Annual Fund Operating Expenses
(as a percentage of average net assets annualized)

Management Fees After Waiver (1)........................................0.25%
Other Expenses After Waiver (2).........................................1.00%
                                                                        -----
Total Fund Operating Expenses After Waivers (3)........................ 1.25%
                                                                        -----
                                                                        -----
-------------------

1 AmSouth has undertaken to waive a portion of its investment advisory fee and reimburse expenses to the extent that "Total Fund Operating Expenses" for the Fund would exceed 1.25% of average daily net assets. Absent this waiver, "Management Fees" as a percentage of the Fund's average daily net assets would be 0.60%.

2 BISYS has agreed to waive a portion of its administrative fees. Absent this waiver and expense reimbursements noted in 1 above, "Other Expenses" as a percentage of the Fund's average daily net assets would be 1.10%.

3 Absent waivers and expense reimbursements, "Total Fund Operating Expenses" as a percentage of the Fund's average daily net assets would be 1.70%.

The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Fund will bear. The following Example illustrates the expenses borne by Fund Shareholders.

Example

An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return, and (2) redemption at the end of each time period:
                                                                Expenses

1 Year...............................................           $13
3 Years..............................................           $40
----------------
* This example should not be considered a representation of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                       INVESTMENT OBJECTIVE AND POLICIES


Shareholders should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide capital growth. It seeks this objective by investing primarily in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stocks. Such securities must be issued by companies headquartered in the Southern Region of the United States, which includes Alabama, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Virginia. The production of current income is an incidental objective of the Regional Equity Fund. Most companies in which the Fund invests are listed on national securities exchanges.

AmSouth seeks to invest in equity securities which are believed to represent investment value. Factors which AmSouth may consider in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value.

AmSouth may use a variety of economic projections, technical analysis, and earnings projections in formulating individual stock purchase and sale decisions. AmSouth will select investments that it believes have basic investment value which will eventually be recognized by other investors, thus increasing their value to the Fund. In the selection of the investments for the Fund, AmSouth may therefore be making investment decisions which could be contrary to the present expectations of other professional investors. These decisions may involve greater risks compared to other mutual funds, of either
(a) more accurate assessment by other investors, in which case losses may be incurred by the Fund, or (b) long delay in investor recognition of the accuracy of the investment decisions of the Fund, in which case invested capital of the Fund in an individual security or group of securities may not appreciate for an extended period.

Under normal market conditions, the Fund may also invest up to 35% of the value of its total assets in common stocks and securities convertible into common stock of companies headquartered outside the Southern Region, preferred stocks, corporate bonds, mortgage-related and asset-backed securities, notes, money market mutual funds, warrants, and obligations with maturities of 12 months or less such as commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. If deemed appropriate for temporary defensive purposes, the Fund may increase its holdings in short-term obligations up to 100% of its total assets and may also hold uninvested cash pending investment. The Fund may also write covered call options. See "INVESTMENT TECHNIQUES AND RISK FACTORS."

The Fund  normally  invests  at least 65% of the  value of its  total  assets in common stock and securities convertible into common stock of companies headquartered in the Southern Region. There can be no assurance that the economy of the Southern Region or the companies headquartered in the Southern Region will grow in the future, or that a company headquartered in the Southern Region whose assets, revenues or employees are located substantially outside of the Southern Region will share in any economic growth of the Southern Region. Additionally, any localized negative economic factors or possible physical disasters in the Southern Region could have much greater impact on the Fund's assets than on similar funds whose investments are geographically more diverse.

                                     * * * *

The investment objective of the Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund. Other policies of the Fund may be changed without a vote of the holders of a majority of outstanding Shares of the Fund unless (i) the policy is expressly deemed to be a fundamental policy or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Like any investment program, an investment in a Fund entails certain risks.

Convertible Securities

Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund may invest in convertible securities that are rated in the fourth highest rating group, or higher, by a nationally recognized statistical rating organization ("NRSRO") at the time of investment, or if unrated, are of comparable quality. The fourth highest rating group corresponds to a rating of "BBB" by Standard & Poor's Ratings Services ("S&P") and "Baa" by Moody's Investors Service, Inc. ("Moody's"). If a convertible security falls below the minimum rating after the Fund has purchased it, the Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of AmSouth, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, AmSouth evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, AmSouth considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Put and Call Options

The Fund may write covered call options (options on securities or currencies owned by the Fund). When a portfolio security or currency subject to a call option is sold, the Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

Foreign Securities

The Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs") or the purchase of securities of the Toronto Stock Exchange, but will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by the Fund would exceed 25% of the value of the total assets of the Fund. The Fund may also invest in securities issued by foreign branches of the U.S. banks and foreign banks and in Canadian Commercial Paper and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the Fund's assets.

For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock.
However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchase or sales.

Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

Foreign Currency Transactions

The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in a currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term heading strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a lost to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Medium-Grade Securities

The Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by an NRSRO (i.e., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. This limitation does not apply to convertible securities, which are discussed above. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by a Fund to fall below BBB or Baa, as the case may be, AmSouth will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

Mortgage-Related and Asset-Backed Securities

Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, the Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly.

Early repayment of principal on mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not possible to predict accurately a security's return to the Fund.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future.

Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Fund intends to conduct its operations so that it will invest its assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers within applicable regulatory limits.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Stripped Treasury Obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs"). Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Bankers' Acceptances

The Fund may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

Certificates of Deposit and Time Deposits

The Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Commercial Paper

The Fund may, within the limitations described above, invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's) or, if not rated, determined to be of comparable quality to instruments that are so rated. The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

The Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. AmSouth will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. A note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

Repurchase Agreements

Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase agreements, the Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements. Pursuant to such reverse repurchase agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with the Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time the Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

When-Issued and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Lending of Portfolio Securities

In order to generate additional income, the Fund may from time to time lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Fund does not have the right to vote securities on loan, each lender intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the Fund, the lender could experience delays in recovering its securities and possible capital losses. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees that permit the Fund to loan up to 33 1/3% of the value of its total assets.

Short-Term Obligations

The Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from NRSROs or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, the Fund will limit its investment in short-term obligations to 35% of its total assets. For temporary defensive purposes, as determined by AmSouth, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Fund's attempts to achieve its investment objective.

Short-Term Trading

In order to generate income, the Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what AmSouth believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Fund and its transaction costs.

Securities Issued by Other Investment Companies

The Fund may invest up to 10% of its total assets in shares of money market mutual funds for cash management purposes. The Fund will incur additional expenses due to the duplication of expense as a result of investing in other investment companies.

Restricted Securities

Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, AmSouth may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                              VALUATION OF SHARES

The net asset value of the Fund is determined and its Shares are priced as of the closing of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern
Time) on each Business Day ("Valuation Time"). As used herein, Business Day is a day on which the NYSE is open for trading, and any other day except days on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding Shares. The net asset value per Share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                               PURCHASING SHARES

As of the date of this Prospectus, Shares of the Fund are offered for purchase by the Separate Account to serve as an investment medium for the Variable Contracts issued by Hartford, and to qualified pension and retirement plans outside of the separate account context. Shares of the Funds may be offered in the future to other separate accounts established by or sold to separate accounts of other affiliated or unaffiliated insurance companies, and may be offered in the future to serve as an investment medium for variable life insurance policies.

While the Fund currently does not foresee any disadvantages to Variable Contract Owners if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict. However, the Trust's Board of Trustees and each insurance company with a separate account allocating assets to the Fund would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares. Purchases of Shares of the Fund will be effected only on a Business Day of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of the Fund.

The Fund reserves the right to discontinue offering Shares at any time. In the event that the Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                                REDEEMING SHARES

Shares may be redeemed without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

Variable Contract Owners do not deal directly with the Fund to purchase or redeem Shares, and Variable Contract Owners should refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invests in the Fund.

                             MANAGEMENT OF THE FUND

Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations.

Investment Adviser

AmSouth. AmSouth is the investment adviser of the Funds. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of September 30, 1997 of $18.1 billion and operated 272 banking offices and over 600 ATM locations in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of September 30, 1997. AmSouth and its affiliates had over $8.2 billion in assets under discretionary management and provided custody services for an additional $20.5 billion in securities. AmSouth, whose principal business address is 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth manages the Fund, makes decisions with respect to and places orders for all purchases and sales of their investment securities, and maintains their records relating to such purchases and sales. Pedro Verdu, CFA, is the portfolio manager for the Fund and, as such, has primary responsibility for the day-to-day portfolio management of the Fund. Mr. Verdu has twenty-eight years of experience as an analyst and portfolio manager; he is currently the Director of Equity Investing at AmSouth.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Fund for investment advisory services is the lesser of
(a) a fee computed daily and paid monthly at the annual rate of 0.60% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. A fee agreed to in writing from time to time by the Trust and AmSouth may be lower than the fee calculated at the contractual annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

Administrator and Distributor

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for the Fund, and also acts as the Trust's principal underwriter and distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from the Fund equal to the lesser of a fee, computed daily and paid periodically, at the annual rate of 0.20% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

The Distributor acts as agent for the Fund in the distribution of its Shares and, in such capacity, advertises and pays the cost of advertising, office space and its personnel involved in such activities. The Distributor serves in such capacity without remuneration from the Fund.

Other Service Providers

BISYS Ohio, 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent and provides certain accounting services for the Fund. BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent, and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of average daily net assets or $30,000 for the Fund. Coopers & Lybrand L.L.P. serves as independent auditors for the Trust. AmSouth is the custodian of the Fund. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.

While BISYS Ohio is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Ohio is owned by substantially the same persons that directly or indirectly own BISYS.

Variable Contract Owner Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended to procure Variable Contract Owner services. Pursuant to agreements with the Fund, certain financial institutions and their affiliates serve as Variable Contract Owner Servicing Agents to the Fund. A Variable Contract Owner Servicing Agent generally provides support services to its clients who are Variable Contract Owners by establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding Variable Contract Owner communications, assisting in the processing of purchase, exchange and redemption requests, and assisting Variable Contract Owners in changing account designations and addresses. For expenses incurred and services provided, each Variable Contract Owner Servicing Agent receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to Variable Contracts owned by customers of the Variable Contract Owner Servicing Agent. A Variable Contract Owner Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

Expenses

AmSouth and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. The Fund will bear the following expenses relating to its operation: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the Custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation.

Banking Laws

Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Fund.

AmSouth believes that it may perform advisory services for the Fund as described herein and, provided that they do not engage in underwriting, selling or distribution of the Fund's shares, its affiliates believe that they may perform Variable Contract Owner servicing activities and may receive compensation without violating federal banking laws and regulations.

In the event that, due to future events, AmSouth is prohibited from acting as an investment adviser of the Fund, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Year 2000

The services provided to the Fund by AmSouth, BISYS, BISYS Ohio, and the Fund's other service providers (collectively, the "Service Providers") are dependent on those Service Providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative impact on the Service Provider's ability to handle securities trades, price securities, and conduct general account services on behalf of the Fund. The Trust is working with the Service Providers to take steps that are reasonably designed to address the Year 2000 Issue with respect to computer systems relied on by the Fund. The Trust has no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Fund, although there can be no assurances. The costs or consequences of an incomplete or an untimely resolution of the Year 2000 Issue are unknown to the Trust and the Service Providers at this time, but could have a material adverse impact on the operations of the Fund and the Service Providers.

                                    TAXATION

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Accordingly, the Fund generally will not be subject to federal income taxes to the extent that it distributed on a timely basis its investment company taxable income and its net capital gains.

To comply with regulations under section 817(h) of the Code, the Fund is required to diversify its investments. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of the Fund to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. Government. If the Fund fails to meet the diversification requirement under Section 817(h) of the Code, income with respect to Variable Contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. If the Fund failed to qualify as a regulated investment company, the results would be substantially the same as a failure to meet the diversification requirements under Section 817(h) of the Code.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Reference is made to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See "ADDITIONAL INFORMATION - Additional Tax Information" in the Funds' Statement of Additional Information for more information on taxes.

                              GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust was organized as a Massachusetts business trust in 1994 and currently consists of four portfolios. Each Share represents an equal proportionate interest in the Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by Fund except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement, and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote Shares or other voting interests in the separate account in proportion of the voting instructions received. The Separate Account and qualified pension and retirement plans are currently the only Shareholders of the Fund, although other separate accounts of Hartford, or of other insurance companies, may become Shareholders in the future.

Performance Information

From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of its Fund will be calculated for the period since the establishment of the Fund. Average annual total return is measured by comparing the value of an investment in its Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions and analyzing the result). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of the Fund will be computed by dividing the net investment income per Share earned during a recent one-month period by the per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and analyzing the result. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for the Separate Account.

In addition, from time to time the Fund may present its distribution rates in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per Share made by the Fund over a twelve-month period by the maximum offering price per Share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Quotations of yield or total return for the Fund will not take into account charges or deductions against the Separate Account or Variable Contract specific deductions for cost of insurance charges, premium load, administrative fees, maintenance fees, premium tax, mortality and expense risks, or other charges that may be incurred under a Variable Contract for which the Fund serves as an underlying investment vehicle. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Account or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. In addition, if AmSouth or BISYS voluntarily reduce all or a part of their respective fees, the total return of the Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Miscellaneous

Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling toll free (800) 257-5872.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by its Distributor in any jurisdiction in which such offering may not lawfully be made.

                           AmSouth Equity Income Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-257-5872

Variable Insurance Funds (the "Trust") is an open-end management investment company that currently offers four separate diversified investment portfolios, each with different investment objectives and policies. This Prospectus describes one of those portfolios, the AmSouth Equity Income Fund (the "Fund").

Additional information about the Trust and the Fund, contained in a Statement of Additional Information dated May 1, 1998, as amended or supplemented, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address or by calling the Trust at the telephone number shown above. The Statement of Additional Information is incorporated herein by reference.

The Fund currently sells its shares of beneficial interest ("Shares") to a segregated asset account ("Separate Account") of Hartford Life Insurance Company ("Hartford") to serve as the investment medium for variable annuity contracts ("Variable Contracts") issued by Hartford. Shares of the Fund also may be sold to qualified pension and retirement plans outside of the separate account context. The Separate Account invests in Shares of the Fund in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners"). Such allocation rights are described further in the Separate Account prospectus.

Shares of the Fund are not deposits or obligations of, and are not endorsed, insured or guaranteed by, any bank, the Federal Deposit Insurance Corporation, or any other agency. An investment in the Fund involves investment risk, including the possible loss of principal.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998.

                                TABLE OF CONTENTS
                                                                            Page


PROSPECTUS SUMMARY
         Shares Offered
         Investment Objective
         Investment Policies
         Risk Factors and Special Considerations
         Investment Adviser and Sub-Adviser
         Other Information

FUND EXPENSES

FINANCIAL HIGHLIGHTS

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT TECHNIQUES AND RISK FACTORS

VALUATION OF SHARES

PURCHASING SHARES

REDEEMING SHARES

MANAGEMENT OF THE FUND
         Trustees
         Investment Adviser and Sub-Adviser
         Administrator and Distributor
         Other Service Providers
         Variable Contract Owner Servicing Agents
         Expenses
         Banking Laws
         Year 2000

TAXATION

GENERAL INFORMATION
         Description of the Trust and Its Shares
         Performance Information
         Miscellaneous

                               PROSPECTUS SUMMARY

Shares Offered . . . . . . . . . . Shares  of the Fund,  which is a  diversified investment portfolio of the Trust, a Massachusetts business trust that is registered as an open-end management investment company. Shares of the Fund may be offered in the future to other separate accounts of Hartford, or to separate accounts established by other affiliated or unaffiliated insurance companies, to serve as the underlying investment medium for variable annuity and variable life insurance contracts, which may pose certain risks discussed under "PURCHASING SHARES."

Investment Objective. . . . . . .  The  Fund  seeks  to  provide  above  average income and capital appreciation.

Investment Policies . . . . . . .  The   Fund   will,    under   normal   market
                                   conditions, invest at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Risk Factors and Special
Considerations . . . . . . . . .   An  investment in the Fund involves a certain
                                   amount of risk and may not be suitable for all investors. See "INVESTMENT TECHNIQUES AND
                                   RISK FACTORS."

Investment Adviser
      and Sub-Adviser . . . .  .   AmSouth   Bank    ("AmSouth"),    Birmingham,
                                   Alabama,  serves as investment adviser to the
                                   Fund.   Rockhaven   Asset   Management,   LLC
                                   ("Rockhaven"),    Pittsburgh,   Pennsylvania,
                                   serves as investment sub-adviser to the Fund.
                                   See  "MANAGEMENT  OF THE  FUND  -  Investment
                                   Adviser and Sub-Adviser."

Other Information . . . . . . . .  AmSouth is the custodian for the Fund.  BISYS
                                   Fund Services ("BISYS" or "Distributor" or "Administrator") serves as the distributor and administrator of the Fund. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as transfer agent and dividend disbursing agent and provides certain accounting services for the Trust.

                                  FUND EXPENSES

The following expense table indicates costs and expenses that an investor should anticipate incurring either directly or indirectly as a Shareholder of the Fund during the current fiscal year. The numbers reflect estimated levels of operating expenses.


Annual Fund Operating Expenses
(as a percentage of average net assets annualized)

Management Fees After Waiver (1)...........................................0.25%
Other Expenses After Waiver and Reimbursements (1), (2)....................1.00%
Total Fund Operating Expenses After Waivers and Reimbursements(3)..........1.25%
-------------------

1 AmSouth has undertaken to waive a portion of its investment advisory fee and reimburse expenses to the extent that "Total Fund Operating Expenses" for the Fund would exceed 1.25% of average daily net assets. Absent this waiver, "Management Fees" as a percentage of the Fund's average daily net assets would be 0.60%.

2 BISYS has agreed to waive a portion of its administrative fees. Absent this waiver and expense reimbursements noted in 1 above, "Other Expenses" as a percentage of the Fund's average daily net assets would be 6.66% (1.61% based on average daily net assets at April 2, 1998).

3 Absent waivers and reimbursements, "Total Fund Operating Expenses" as a percentage of the Fund's average daily net assets would be 7.26% (2.21% based on average daily net assets at April 2, 1998).

The purpose of this table is to assist the prospective investor in understanding the various costs and expenses that a Shareholder in the Fund will bear. The following Example illustrates the expenses borne by Fund Shareholders.

Example

An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return, and (2) redemption at the end of each time period:



1 Year...............................................                    $13
3 Years..............................................                    $40
----------------
* This example should not be considered a representation of future expenses, which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS

The following table of selected financial information is included to assist investors in evaluating the performance of the Fund since its commencement of operations through December 31, 1997. This information has been audited by Coopers & Lybrand L.L.P., the Trust's independent auditors, whose report on the Fund's financial statements is included in the Fund's Annual Report, which may be obtained without charge, and is incorporated by reference in the Trust's Statement of Additional Information. The Annual Report also includes Management's Discussion of Fund Performance. This information should be read in conjunction with the Trust's financial statements relating to the Fund.

                                                                                   October 23, 1997 through
                      For a Share outstanding throughout the period:                 December 31, 1997 (a)
                      ---------------------------------------------
                                                                                   --------------------------

                      Net Asset Value, Beginning of Period                         $      10.00
                                                                                   -----------------------

                      Investment Activities:
                               Net investment income                                        0.03
                               Net realized and unrealized gains from investments           0.23
                                                                                   -----------------------

                                      Total from investment activities                      0.26
                                                                                   -----------------------

                      Distributions:
                               Net investment income                                       (0.03)
                                                                                   -----------------------

                                      Total distributions                                  (0.03)
                                                                                   -----------------------

                      Net Asset Value, End of Period                               $       10.23
                                                                                   =======================

                      Total Return                                                          2.27%(b)

                      Ratios/Supplementary Data:
                               Net assets, at end of period (000)                  $          2,387
                               Ratio of expenses to average net assets                       1.22%(c)
                               Ratio of net investment income to average net                 2.39%(c)
                               assets
                               Ratio of expenses to average net assets*                      7.26%(c)
                               Ratio of net investment income to average net               (3.65)%(c)
                               assets*
                               Portfolio turnover                                            4.00%
                               Average commission rate paid                        $           0.06(d)



(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) Represents the dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
* During the period, certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                        INVESTMENT OBJECTIVE AND POLICIES


Shareholders should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or Rockhaven acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide above average income and capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock, and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund's stock selection emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to the Fund's assessment of market and economic conditions and outlook. Most companies in which the Fund invests are listed on national securities exchanges.

Rockhaven seeks to invest in equity securities which are believed to represent investment value. Factors which may be considered in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value.

Under normal market conditions, the Fund may also invest up to 35% of the value of its total assets in corporate bonds, mortgage-related and asset-backed securities, real estate investment trusts, notes, money market mutual funds, warrants, and obligations with maturities of 12 months or less such as commercial paper (including variable amount master demand notes), bankers' acceptances, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also write covered call options. If deemed appropriate for temporary defensive purposes, the Fund may increase its holdings in short-term obligations up to 100% of its total assets and may also hold uninvested cash pending investment. See "INVESTMENT TECHNIQUES AND RISK FACTORS."

                                     * * * *

The investment objective of the Fund is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund. Other policies of the Fund may be changed without a vote of the holders of a majority of outstanding Shares of the Fund unless (i) the policy is expressly deemed to be a fundamental policy or (ii) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Like any investment program, an investment in the Fund entails certain risks.

Convertible Securities

Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund may invest in convertible securities that are rated "BB" by Standard & Poor's Rating Services ("S&P") and "Ba" by Moody's Investors Service, Inc. ("Moody's"), or lower, at the time of investment, or if unrated, are of comparable quality. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

Securities which are rated "BB" or lower by S&P or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. There is no lower limit with respect to rating categories for convertible securities in which the Fund may invest.

Corporate debt obligations are "investment grade" if they are rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, are determined to be of comparable quality. Debt obligations that are not determined to be investment grade are high yield, high risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of the Fund's investment objective may be more dependent on Rockhaven's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. Rockhaven attempts to reduce the risks described above through diversification of the Fund's portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of Rockhaven, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, Rockhaven evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Rockhaven considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Put and Call Options

The Fund may write covered call options (options on securities or currencies owned by the Fund). When a portfolio security or currency subject to a call option is sold, the Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

Foreign Securities

The Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs") or the purchase of securities of the Toronto Stock Exchange, but will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by the Fund would exceed 25% of the value of the total assets of the Fund. The Fund may also invest in securities issued by foreign branches of the U.S. banks and foreign banks and in Canadian Commercial Paper and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

If a security is denominated in foreign currency, the value of the security to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the Fund's assets.

For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock.
However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchase or sales.

Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

Foreign Currency Transactions

The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Medium-Grade Securities

The Fund may invest up to 10% of its total assets in debt securities within the fourth highest rating group assigned by a nationally recognized statistical rating organization ("NRSRO") (i.e., BBB or Baa by S&P and Moody's, respectively) and comparable unrated securities. This limitation does not apply to convertible securities, which are discussed above. These types of debt securities are considered by Moody's and S&P to have some speculative characteristics, and are more vulnerable to changes in economic conditions, higher interest rates or adverse issuer-specific developments which are more likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.

Should subsequent events cause the rating of a debt security purchased by the Fund to fall below BBB or Baa, as the case may be, Rockhaven will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

Mortgage-Related and Asset-Backed Securities

Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Consistent with its investment objective, restrictions and policies, the Fund may invest in mortgage-related securities, which are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly.

Early repayment of principal on mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. For this and other reasons, the stated maturity of a mortgage-related security may be shortened by unscheduled prepayments on the underlying mortgages. Alternatively, the rate of prepayments on underlying mortgages may have the effect of extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase. Accordingly, it may not possible to predict accurately a security's return to the Fund.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Fund may invest in other asset-backed securities that may be developed in the future.

Certain issuers of asset-backed securities are considered to be investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Fund intends to conduct its operations so that it will invest its assets (when combined with investments in securities of other investment companies, if any) in the obligations of such issuers within applicable regulatory limits.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Stripped Treasury Obligations in which the Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs"). Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Bankers' Acceptances

The Fund may invest in bankers' acceptances guaranteed by domestic and foreign banks if at the time of investment the guarantor bank has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements).

Certificates of Deposit and Time Deposits

The Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Commercial Paper

The Fund may, within the limitations described above, invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by an NRSRO (e.g., A-2 or better by S&P, Prime-2 or better by Moody's) or, if not rated, determined to be of comparable quality to instruments that are so rated. The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

The Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Rockhaven will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. A note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note shall not exceed seven days.

Repurchase Agreements

Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If a seller defaults on its repurchase agreements, the Fund may suffer a loss in disposing of the security subject to the repurchase agreement. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements. Pursuant to such reverse repurchase agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with the Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time the Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

When-Issued and Delayed-Delivery Transactions

The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Lending of Portfolio Securities

In order to generate additional income, the Fund may from time to time lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the Fund, the lender could experience delays in recovering its securities and possible capital losses. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees that permit the Fund to loan up to 33 1/3% of the value of its total assets.

Short-Term Obligations

The Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from NRSROs or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, the Fund will limit its investment in short-term obligations to 35% of its total assets. For temporary defensive purposes, as determined by Rockhaven, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Fund's attempts to achieve its investment objective.

Short-Term Trading

In order to generate income, the Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what Rockhaven believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Fund and its transaction costs.

Securities Issued by Other Investment Companies

The Fund may invest up to 10% of its total assets in shares of money market mutual funds for cash management purposes. The Fund will incur additional expenses due to the duplication of expense as a result of investing in other investment companies.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts. Real estate investment trusts are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate may also be affected by tax and regulatory requirements, such as those relating to the environment.

Restricted Securities

Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Pursuant to procedures adopted by the Board of Trustees of the Trust, Rockhaven may determine Section 4(2) securities to be liquid if such securities are readily marketable. These securities may include securities eligible for resale under Rule 144A under the 1933 Act.

                               VALUATION OF SHARES

The net asset value of the Fund is determined and its Shares are priced as of the closing of the New York Stock Exchange, Inc. ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, Business Day is a day on which the NYSE is open for trading, and any other day except days on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares are tendered for redemption and no order to purchase any Shares is received. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding Shares. The net asset value per Share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                                PURCHASING SHARES

As of the date of this Prospectus, Shares of the Fund are offered for purchase by the Separate Account to serve as an investment medium for the Variable Contracts issued by Hartford, and to qualified pension and retirement plans outside of the separate account context. Shares of the Fund may be offered in the future to other separate accounts established by or sold to separate accounts of other affiliated or unaffiliated insurance companies, and may be offered in the future to serve as an investment medium for variable life insurance policies.

While the Fund currently does not foresee any disadvantages to Variable Contract Owners if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict. However, the Trust's Board of Trustees and each insurance company with a separate account allocating assets to the Fund would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares. Purchases of Shares of the Fund will be effected only on a Business Day of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day of the Fund.

The Fund reserves the right to discontinue offering Shares at any time. In the event that the Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                                REDEEMING SHARES

Shares may be redeemed without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

See the Statement of Additional Information ("ADDITIONAL PURCHASE AND REDEMPTION INFORMATION") for examples of when the right of redemption may be suspended.

Variable Contract Owners do not deal directly with the Fund to purchase or redeem Shares, and Variable Contract Owners should refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invests in the Fund.

                             MANAGEMENT OF THE FUND

Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees. The Trust will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The Trustees, in turn, elect the officers of the Trust to supervise its day-to-day operations.

Investment Adviser and Sub-Adviser

AmSouth. AmSouth is the investment adviser of the Fund. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of September 30, 1997 of $18.1 billion and operated 272 banking offices and over 600 ATM locations in Alabama, Florida, Georgia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of September 30, 1997, AmSouth and its affiliates had over $8.2 billion in assets under discretionary management and provided custody services for an additional $20.5 billion in securities. AmSouth, whose principal business address is 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the largest provider of trust services in Alabama. AmSouth serves as administrator for over $12 billion in bond issues, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Fund for investment advisory services is the lesser of
(a) a fee computed daily and paid monthly at the annual rate of 0.60% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. A fee agreed to in writing from time to time by the Trust and AmSouth may be lower than the fee calculated at the contractual annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect. For services provided and expenses assumed during the fiscal period ended December 31, 1997, AmSouth waived its entire investment advisory fee payable from the Fund.

Rockhaven. Rockhaven serves as investment sub-adviser to the Fund pursuant to a sub-advisory agreement with AmSouth. Under the sub-advisory agreement, Rockhaven manages the Fund, selects investments and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions.

Rockhaven is 50% owned by AmSouth and 50% owned by Mr. Christopher H. Wiles. Rockhaven was organized in 1997 to perform advisory services for investment companies and has its principal offices at 100 First Avenue, Suite 1050, Pittsburgh, PA 15222.

For its services and expenses incurred under the sub-advisory agreement, Rockhaven is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.36% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Rockhaven, provided that if AmSouth waives a portion of its investment advisory fee, Rockhaven has agreed that its sub-advisory fee shall not exceed 60% of AmSouth's net investment advisory fee. For the fiscal period ended December 31, 1997, no sub-advisory fees were paid by AmSouth to Rockhaven.

Mr. Wiles is the portfolio manager for the Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. Mr. Wiles is the President and Chief Investment Officer of Rockhaven. From May, 1991 to January, 1997, he was portfolio manager of the Federated Equity Income Fund.

Administrator and Distributor

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-3035, a division of BISYS Group, Inc., is the administrator for the Fund, and also acts as the Trust's principal underwriter and distributor.

The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with the Trust, the Administrator receives a fee from the Fund equal to the lesser of a fee, computed daily and paid periodically, at the annual rate of 0.20% of the Fund's average daily net assets, or such other fee as may be agreed upon from time to time by the Trust and the Administrator. The Administrator may periodically voluntarily reduce all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The voluntary fee reduction will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a reduction.

The Distributor acts as agent for the Fund in the distribution of its Shares and, in such capacity, advertises and pays the cost of advertising, office space and its personnel involved in such activities. The Distributor serves in such capacity without remuneration from the Fund.

Other Service Providers

BISYS Ohio, 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Trust's transfer agent and dividend disbursing agent and provides certain accounting services for the Fund. BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent, and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of the Fund's average daily net assets or $30,000.

Coopers & Lybrand L.L.P. serves as independent auditors for the Trust. AmSouth is the custodian of the Fund. See "MANAGEMENT OF THE TRUST" in the Statement of Additional Information for further information.

While BISYS Ohio is a distinct legal entity from BISYS (the Trust's administrator and distributor), BISYS Ohio is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS Ohio is owned by substantially the same persons that directly or indirectly own BISYS.

Variable Contract Owner Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended to procure Variable Contract Owner services. Pursuant to agreements with the Fund, certain financial institutions and their affiliates serve as Variable Contract Owner Servicing Agents to the Fund. A Variable Contract Owner Servicing Agent generally provides support services to its clients who are Variable Contract Owners by establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding Variable Contract Owner communications, assisting in the processing of purchase, exchange and redemption requests, and assisting Variable Contract Owners in changing account designations and addresses. For expenses incurred and services provided, each Variable Contract Owner Servicing Agent receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to Variable Contracts owned by customers of the Variable Contract Owner Servicing Agent. A Variable Contract Owner Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

Expenses

AmSouth, Rockhaven, and the Administrator each bear all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Trust. The Fund will bear the following expenses relating to its operation: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operation. For the fiscal period ended December 31, 1997, the Fund's ratio of operating expenses to average daily net assets (including effects of applicable fee waivers and expense reimbursements), on an annual basis, was 1.22%.

Banking Laws

Federal banking laws and regulations presently prohibit a national bank or any affiliate thereof from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, and generally from underwriting, selling or distributing securities, such as Shares of the Fund.

AmSouth and Rockhaven each believes that it may perform advisory services for the Fund as described herein and, provided that they do not engage in underwriting, selling or distribution of the Fund's Shares, their affiliates believe that they may perform Variable Contract Owner servicing activities and may receive compensation without violating federal banking laws and regulations.

In the event that, due to future events, either adviser is prohibited from acting as an investment adviser of the Fund, it is probable that the Board of Trustees would either recommend to Shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

Year 2000

The services provided to the Fund by AmSouth, Rockhaven, BISYS, BISYS Ohio, and the Fund's other service providers (collectively, the "Service Providers") are dependent on those Service Providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative impact on the Service Providers' ability to handle securities trades, price securities, and conduct general account services on behalf of the Fund. The Trust is working with the Service Providers to take steps that are reasonably designed to address the Year 2000 Issue with respect to computer systems relied on by the Fund. The Trust has no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Fund, although there can be no assurances. The costs or consequences of an incomplete or an untimely resolution of the Year 2000 Issue are unknown to the Trust and the Service Providers at this time, but could have a material adverse impact on the operations of the Fund and the Service Providers.

                                    TAXATION

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Accordingly, the Fund generally will not be subject to federal income taxes to the extent that it distributed on a timely basis its investment company taxable income and its net capital gains.

To comply with regulations under section 817(h) of the Code, the Fund is required to diversify its investments. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of the Fund to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. Government. If the Fund fails to meet the diversification requirement under Section 817(h) of the Code, income with respect to Variable Contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. If the Fund failed to qualify as a regulated investment company, the results would be substantially the same as a failure to meet the diversification requirements under Section 817(h) of the Code.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

Reference is made to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See "ADDITIONAL INFORMATION - Additional Tax Information" in the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust was organized as a Massachusetts business trust in 1994 and currently consists of four portfolios. Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement, and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote Shares or other voting interests in the separate account in proportion of the voting instructions received. The Separate Account and qualified pension and retirement plans are currently the only Shareholders of the Fund, although other separate accounts of Hartford, or of other insurance companies, may become Shareholders in the future.

Performance Information

From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the period since the establishment of the Fund. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions and analyzing the result). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of the Fund will be computed by dividing the net investment income per Share earned during a recent one-month period by the per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and analyzing the result. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for the Separate Account.

In addition, from time to time the Fund may present its distribution rate in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per Share made by the Fund over a twelve-month period by the maximum offering price per Share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although the Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items.

Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Quotations of yield or total return for the Fund will not take into account charges or deductions against the Separate Account or Variable Contract specific deductions for cost of insurance charges, premium load, administrative fees, maintenance fees, premium tax, mortality and expense risks, or other charges that may be incurred under a Variable Contract for which the Fund serves as an underlying investment vehicle. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Account or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. In addition, if AmSouth or BISYS voluntarily reduce all or a part of their respective fees, the total return of the Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Miscellaneous

Inquiries regarding the Trust may be directed in writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by calling toll free (800) 257-5872.

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by its Distributor in any jurisdiction in which such offering may not lawfully be made.

                            Variable Insurance Funds

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 (800) 257-5872

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998

This Statement of Additional Information ("SAI") describes four diversified investment portfolios (the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

         o BB&T Growth and Income Fund;
         o BB&T Capital Manager Fund; *
         o AmSouth Regional Equity Fund; * and
         o AmSouth Equity Income Fund.

* As of the date of this SAI, the indicated Funds are not available for investment.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans outside of the Separate Account context. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Funds, dated the date hereof. This SAI contains more detailed information than that set forth in a Prospectus and should be read in conjunction with the Prospectus. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning toll free (800) 257-5872.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES...............................

         Additional Information on the Capital Manager Fund's
         Investment Policies Additional Information on Portfolio
         Instruments.............................................

INVESTMENT RESTRICTIONS...........................................

         Portfolio Turnover.......................................

NET ASSET VALUE...................................................

         Valuation of the Funds...................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................


MANAGEMENT OF THE TRUST...........................................

         Trustees and Officers....................................
         Investment Advisers......................................
         Investment Sub-Adviser...................................
         Portfolio Transactions...................................
         Glass-Steagall Act.......................................
         Administrator............................................
         Expenses.................................................
         Distributor..............................................
         Custodians, Transfer Agent and Fund Accounting Services..
         Auditors.................................................
         Legal Counsel............................................

ADDITIONAL INFORMATION............................................

         Description of Shares....................................
         Vote of a Majority of the Outstanding Shares.............
         Principal Shareholders...................................
         Shareholder and Trustee Liability........................
         Additional Tax Information...............................
         Performance Information..................................
         Miscellaneous............................................

FINANCIAL STATEMENTS..............................................


APPENDIX..........................................................

The Trust is an open-end management investment company which currently offers four separate diversified Funds, each with different investment objectives. This SAI contains information about the following two Funds which, along with the "Underlying Funds" described below, are advised by Branch Banking and Trust Company ("BB&T"): the BB&T Growth and Income Fund (the "Growth and Income Fund") and the BB&T Capital Manager Fund (the "Capital Manager Fund"). In addition, this SAI contains information about the AmSouth Regional Equity Fund (the "Regional Equity Fund"), which is advised by AmSouth Bank ("AmSouth"), and the AmSouth Equity Income Fund ("Equity Income Fund"), which is advised by AmSouth, with Rockhaven Asset Management, LLC ("Rockhaven") serving as sub-adviser.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on the Capital Manager Fund's Investment Policies

The Capital Manager Fund seeks its investment objective by investing in a diversified portfolio of one or more of the following funds (the "Underlying Funds"), all of which are series of The BB&T Mutual Funds Group, an affiliated open-end management investment company: the BB&T Growth and Income Stock Fund (the "BB&T Growth and Income Fund"), the BB&T Balanced Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T
Short-Intermediate U.S. Government Income Fund (the "BB&T Short-Intermediate Fund"), the BB&T Intermediate U.S. Government Bond Fund (the "BB&T Intermediate Bond Fund"), and the BB&T U.S. Treasury Money Market Fund (the "BB&T U.S. Treasury Fund"). Accordingly, the investment performance of the Capital Manager Fund is directly related to the performance of the Underlying Funds, which may engage in the investment techniques described below. In addition to shares of the Underlying Funds, for temporary cash management purposes, the Capital Manager Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes) and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These investments are described below under "Additional Information on Portfolio Instruments."

Additional Information on Portfolio Instruments

The following policies supplement the investment objectives and policies of the Funds and the Underlying Funds as set forth in the Prospectuses.

Bank Obligations. The Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund and the Underlying Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and the Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

The Regional Equity Fund and the Equity Income Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds and the Underlying Funds (except for the BB&T U.S. Treasury
Fund) may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund or Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund or Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. BB&T, AmSouth and any sub-adviser each will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Foreign Investments. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund or an Underlying Fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund or Underlying Fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a Fund or Underlying Fund to make intended security purchases due to settlement problems could cause the Fund or Underlying Fund to miss attractive investment opportunities. Losses to a Fund or Underlying Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Fund or Underlying Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of a Fund or an Underlying Fund investing in foreign markets. In addition, although the a Fund or Underlying Fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a Fund or Underlying Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund or Underlying Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

In general, there is a large, liquid market in the United States for many American Depository Receipts ("ADRs"). The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Money Market Funds. Each of the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and the Underlying Funds (except for the BB&T U.S. Treasury Fund) may invest up to 5% of the value of its total assets in the securities of any one money market fund (including shares of certain affiliated money market funds pursuant to an order from the Securities and Exchange Commission), provided that no more than 10% of such Fund's total assets may be invested in the securities of money market funds in the aggregate.

In order to avoid the imposition of additional fees as a result of investments by the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and the Underlying Funds (except for the BB&T U.S. Treasury Fund) in shares of affiliated money market funds, BB&T, AmSouth, Rockhaven, BISYS Fund Services ("BISYS" or "Distributor" or "Administrator"), and their affiliates will not retain any portion of their usual service fees from the Funds that are attributable to investments in shares of the affiliated money market funds. No sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees will be incurred in connection with their investments in the affiliated money market funds. These Funds will vote their shares of each of the affiliated money market funds in proportion to the vote by all other shareholders of such fund. Moreover, no single Fund or Underlying Fund may own more than 3% of the outstanding shares of a single affiliated money market fund.

U.S.  Government  Obligations.  The BB&T U.S.  Treasury  Fund may invest in U.S.
Government securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. The Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and each of the other Underlying Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds and Underlying Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the creditworthiness of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund or
Underlying Fund will invest in the obligations of such agencies or instrumentalities only when BB&T, AmSouth, or a sub-adviser believes that the credit risk with respect thereto is minimal.

Options Trading. The Growth and Income Fund, the BB&T Small Company Growth Fund, and the BB&T International Equity Fund may purchase put and call options. The Regional Equity Fund and the Equity Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Fund or Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund or Underlying Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund or Underlying Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund or Underlying Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund or Underlying Fund will realize a gain or loss.

The Regional Equity Fund and the Equity Income Fund may write only covered call options. This means that the Regional Equity Fund and the Equity Income Fund will only write a call option on a security which it already owns. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for these Funds. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in AmSouth's or Rockhaven's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. Under normal conditions, it is not expected that the Regional Equity Fund or the Equity Income Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

Once the decision to write a call option has been made, AmSouth or Rockhaven, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Regional Equity Fund and the Equity Income Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The BB&T International Equity Fund also may purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

When-Issued and Delayed-Delivery Securities. The Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and the Underlying Funds (except the BB&T U.S. Treasury Fund) may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund or Underlying Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, the Fund or Underlying Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund or Underlying Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund or Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, the Fund or Underlying Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of each Fund or Underlying Fund's total assets.

When a Fund or Underlying Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund or Underlying Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

Mortgage-Related Securities. The Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, the BB&T Short-Intermediate Fund, the BB&T Intermediate Bond Fund, the BB&T Balanced Fund, and the BB&T Small Company Growth Fund each may consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent the Fund or Underlying Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the Investment Company Act of 1940, as amended ("1940 Act"), be deemed to be investment companies, the Fund or Underlying Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund or Underlying Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds or Underlying Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). The BB&T U.S. Treasury Fund will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 10% of its net assets. The Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and the Underlying BB&T Funds (other than the BB&T U.S. Treasury Fund) will not purchase section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. BB&T, AmSouth, Rockhaven and each sub-adviser to an Underlying BB&T Fund has been delegated the day-to-day authority to determine whether a particular issue of Section 4(2) securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

BB&T, AmSouth, Rockhaven or any other sub-adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or Underlying Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's or Underlying Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Medium-Grade Debt Securities. The Regional Equity Fund and the Equity Income Fund may invest in debt securities which are within the fourth highest rating group assigned by an NRSRO (e.g., including securities rated BBB by Standard & Poor's Ratings Services ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) or, if not rated, are determined to be of comparable quality ("Medium-Grade Securities").

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Regional Equity Fund or, the Equity Income Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Regional Equity Fund or the Equity Income Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Regional Equity Fund or, the Equity Income Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by nationally recognized statistical rating organizations ("NRSROs") are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, AmSouth and Rockhaven conduct their own independent credit analysis of Medium-Grade Securities.

High Yield Securities. The Equity Income Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated securities provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed income securities generally rise when interest rates fall.

Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Equity Income Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Equity Income Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Equity Income Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

Repurchase Agreements. Securities held by the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund and the Underlying Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund or Underlying Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that BB&T, AmSouth or Rockhaven deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. If the seller were to default on its repurchase obligation or become insolvent, a Fund or Underlying Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the relevant Fund's or Underlying Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Futures Contracts. The Growth and Income Fund, the BB&T Small Company Growth Fund, and the BB&T International Equity Fund may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund or Underlying Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund or an Underlying Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund or Underlying Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund or an Underlying Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require a Fund or an Underlying Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. A Fund or an Underlying Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Forward Foreign Currency Exchange Contracts. The Regional Equity Fund, the Equity Income Fund, and the BB&T International Equity Fund may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The BB&T International Equity Fund does not intend to enter into such forward contracts if it would have more than 10% of the value of its total assets committed to such contracts on a regular or continuous basis. This Underlying Fund also will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. The BB&T International Equity Fund's custodian bank segregates cash or liquid securities in an amount not less than the value of the Underlying Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Underlying Fund's commitments with respect to such contracts. The BB&T International Equity Fund generally does not enter into a forward contract with a Term longer than one year.

Foreign Currency Options. A foreign currency option provides the Growth and Income Fund, BB&T Small Company Growth Fund, or BB&T International Equity Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund or Underlying Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund or Underlying Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund or Underlying Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund or Underlying Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of its financial futures transactions, the Growth and Income Fund, the BB&T Small Company Growth Fund, and the BB&T International Equity Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund or Underlying Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Regulatory Restrictions. As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option or entering into a forward foreign currency exchange purchase, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund or an Underlying Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund or Underlying Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and
(3) cash proceeds from investments due in 30 days.

                             INVESTMENT RESTRICTIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

None of the Funds will:

         1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;
(c) the Capital Manager Fund may invest more than 25% of its total assets in investment companies, or portfolios thereof, that are Underlying Funds of such Fund; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. In addition, there is no limit to the percentage of assets that the Capital Manager Fund may invest in any investment company;

         3. Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets;

         4. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

         5. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and

         7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein, or in Underlying Funds investing in such securities, are not prohibited by this restriction).

The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

        1. Engage in any short sales (except for short sales "against the box");

        2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom, and (c) as consistent with the investment policies of the Capital Manager Fund;

         3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and

         4. Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Due to the investment policies of the Capital Manager Fund, this Fund will concentrate more than 25% of its total assets in the investment company industry. However, no Underlying Fund in which such Fund invests will concentrate more than 25% of its total assets in any one industry.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate of the Capital Manager Fund is expected to be low, as such Fund will purchase or sell shares of the Underlying Funds, to (i) accommodate purchases and sales of such Fund's Shares, and (ii) change the percentage of its assets invested in each Underlying Fund in which it invests in response to market conditions. The Growth and Income Fund, the Regional Equity Fund and the Equity Income Fund will be managed without regard to its portfolio turnover rate. It is anticipated that the annual portfolio turnover rate for an Underlying Fund normally will not exceed the amount stated in such Underlying Fund's Prospectus. For the period ended December 31, 1997, the portfolio turnover rate for each operational Fund was as follows: Growth and Income Fund - 7.75%; Equity Income Fund - 4.00%.

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading, and any other day (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

MANAGEMENT OF THE TRUST

Trustees and Officers

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

The names of the Trustees, their addresses, ages, and principal occupations during the past five years are set forth below:


Name, Address, and Age                                         Principal Occupation During Past 5 Years
----------------------                                         ----------------------------------------

James H. Woodward                                              Chancellor, University of North Carolina at Charlotte.
University of North Carolina
  at Charlotte
Charlotte, NC 28223
Age:  58

Michael Van Buskirk                                            Chief  Executive  Officer,   Ohio  Bankers   Association
37 West Broad Street                                           (industry trade association).
Suite 1001
Columbus, OH 43215
Age:  51

Walter B. Grimm*                                               Employee of BISYS Fund Services (6/92-present).
3435 Stelzer Road
Columbus, Oh 43219
Age:  51

* Mr. Grimm is an "interested person" of the Trust as that term is defined in the 1940 Act.

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $500 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $500 for each special meeting of the Board of Trustees attended in telephone, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 1997, the Trust paid the following compensation to the Trustees of the Trust:

                                              Aggregate Compensation                   Total Compensation from
Name                                                   from Trust*                      Trust and Fund Complex**

James H. Woodward                                      $3,000                                      $ 14,430

Michael Van Buskirk                                    $3,000                                      $  3,000

Walter B. Grimm                                        $0                                          $  0


* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of the Trust, Qualivest Funds, the Tax-Free Trust of Oregon, The BB&T Mutual Funds Group and AmSouth Mutual Funds.

The officers of the Trust, their addresses, ages, and principal occupations during the past five years are as follows (unless otherwise indicated, the address of each officer is 3435 Stelzer Road, Columbus, OH 43219):

                                          Position(s) Held                         Principal Occupation
Name and Address                          With the Trust                           During Past 5 Years
----------------                          ----------------                         -------------------


Richard Ille                              President and Chief   Executive          Employee  of  BISYS  Fund  Services
Age:  33                                  Officer                                  (7/90 - present).

Walter Grimm                              Vice President                           Employee  of  BISYS  Fund  Services
Age:  51                                                                           (6/92-present).

Carl Juckett                              Vice President                           Employee of BISYS  Services (7/94 -
Age:  43                                                                           present);  Manager,   Broker/Dealer
                                                                                   and Investment  Accounting Systems,
                                                                                   Huntington Bank (1/89 - 7/94).


Frank Deutchki                            Vice President                           Employee  of  BISYS  Fund  Services
Age:  44                                                                           (4/96 - present);  Vice  President,
                                                                                   Audit Director  at Mutual
                                                                                   Funds Services
                                                                                   Company, a subsidiary
                                                                                   of  United States
                                                                                   Trust Company
                                                                                   of New York (2/89 - 3/96).

Dana Gentile                              Vice President and Secretary             Employee  of  BISYS  Fund  Services
Age:  35                                                                           (1987 - present).

Gregory Maddox                            Vice   President   and   Assistant       Employee  of  BISYS  Fund  Services
Columbia Square                           Secretary                                (4/91 - present).
Suite 500
1230 Columbia Street
San Diego, CA 92101
Age:  28

John Calvano                              Vice   President   and   Assistant       Employee  of  BISYS  Fund  Services
Age:  38                                  Secretary                                (10/94 -  present);   Investment Representative,
                                                                                   BA Investment Services (7/92 - 8/94);
                                                                                   Marketing Manager, Great Western
                                                                                   Investment Management(10/86- 7/94).

William Tomko                             Treasurer,     Comptroller,    and       Employee  of  BISYS  Fund  Services
Age:  39                                  Principal       Financial      and       (4/87 - present).
                                          Accounting Officer

Alaina Metz                               Assistant Secretary                      Employee  of  BISYS  Fund  Services
Age:  30                                                                           (6/95   -   present);   Supervisor,
                                                                                   Mutual   Fund   Legal   Department,
                                                                                   Alliance  Capital  Management (5/89
                                                                                   - 6/95).



The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain fund accounting services.

As of April 1, 1998, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any Fund of the Trust.

Investment Advisers

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the Growth and Income Fund and the Capital Manager Fund by BB&T, 434 Fayetteville Street Mall, Raleigh, NC 27601, pursuant to an Investment Advisory Agreement dated June 1, 1997 (the "BB&T Investment Advisory Agreement").

BB&T is the oldest bank in North Carolina and is the principal bank affiliate of Southern National Corporation ("SNC"), a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the Regional Equity Fund and the Equity Income Fund by AmSouth, 1901 Sixth Avenue North, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "AmSouth Investment Advisory Agreement").

AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region.

Under the Investment Advisory Agreements, BB&T and AmSouth (the "Investment Advisers") have agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus. For the services provided and expenses assumed pursuant to the BB&T Investment Advisory Agreement, each of the following Funds pays BB&T a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such Fund: 0.74% for the Growth and Income Fund, and 0.25% for the Capital Manager Fund. For the period from June 3, 1997 (commencement of operations) through December 31, 1997, the Growth and Income Fund incurred investment advisory fees equal to $65,023, of which $33,638 was waived or reimbursed by BB&T. For the services provided and expenses assumed pursuant to the AmSouth Investment Advisory Agreement, each of the Regional Equity Fund and the Equity Income Fund pays AmSouth a fee, computed daily and paid monthly, at the annual rate of 0.60%, calculated as a percentage of the average daily net assets of such Fund. For the period from October 23, 1997 (commencement of operations) through December 31, 1997, the Equity Income Fund incurred investment advisory fees equal to $1,234, of which $1,234 was waived or reimbursed by AmSouth.

Unless sooner terminated, each Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. Each Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Investment Adviser. Each Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Each Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser or any sub-advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of an Investment Adviser including, but not limited to, (i) descriptions of the Investment Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Investment Adviser's operations.

Investment Sub-Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Equity Income Fund by Rockhaven, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, pursuant to a sub-advisory agreement with AmSouth dated September 16, 1997 (the "Sub-Advisory Agreement"). Rockhaven is 50% owned by AmSouth and 50% owned by Mr.
Christopher H. Wiles.

Under the Sub-Advisory Agreement, Rockhaven (the "Sub-Adviser") has agreed to provide investment advisory services for the Equity Income Fund as described in the Prospectus. For its services and expenses incurred under the Sub-Advisory Agreement, Rockhaven is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.36% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Rockhaven, provided that if AmSouth waives a portion of its investment advisory fee, the Sub-Adviser has agreed that its sub-advisory fee shall not exceed 60% of AmSouth's net investment advisory fee. For the period from October 23, 1997 (commencement of operations) through December 31, 1997, no sub-advisory fees were paid by AmSouth to Rockhaven.

Unless sooner terminated, the Sub-Advisory Agreement shall continue with respect to the Equity Income Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. The Agreement may be terminated with respect to the Fund by the Trust at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Investment Advisor or Sub-Advisor on 60 days' written notice. This Agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

The Sub-Advisory Agreement provides that Rockhaven shall not be liable for any error of judgment or mistake of law or for any loss suffered by AmSouth, the Trust or the Fund in connection with the performance of its duties, except that Rockhaven shall be liable to AmSouth for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Rockhaven in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of Rockhaven including, but not limited to, (i) descriptions of Rockhaven's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to Rockhaven's operations.

Portfolio Transactions

The Investment Advisers and the Sub-Adviser determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by each Investment Adviser or Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, each Investment Adviser or Sub-Adviser evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide prompt execution of orders in an effective manner at the most favorable price for the security. Subject to this consideration, brokers and dealers who provide supplemental investment research to an Investment Adviser or Sub-Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps an Investment Adviser or Sub-Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, an Investment Adviser's or Sub-Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by each Investment Adviser or Sub-Adviser and does not reduce the fees payable to an Investment Adviser or Sub-Adviser by the Trust. Such information may be useful to an Investment Adviser or Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While each Investment Adviser or Sub-Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by BB&T, AmSouth or Rockhaven. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, an Investment Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Investment Adviser, the Sub-Adviser or BISYS, their parents or their subsidiaries or affiliates and, in dealing with its customers, BB&T, AmSouth, Rockhaven, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the period from June 3, 1997 (commencement of operations) through December 31, 1997, the Growth and Income Fund paid aggregate brokerage commissions equal to $34,811 on $26,273,001 of securities transactions. For the period from October 23, 1997 (commencement of operations) through December 31, 1997, the Equity Income Fund paid aggregate brokerage commissions equal to $2,520 on $1,874,299 of securities transactions.

Glass-Steagall Act

In 1971, the United States Supreme Court held that the Federal statute commonly referred to as the "Glass-Steagall Act" prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court determined that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to registered closed-end investment companies. The Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

The Investment Advisers and the Sub-Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectuses, this SAI, the Investment Advisory Agreements and the Sub-Advisory Agreement without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent an Investment Adviser or the Sub-Adviser from continuing to serve as investment adviser to the Funds or could restrict the services which it is permitted to perform for the Funds. In addition, such changes, decisions or interpretations could prevent an Investment Adviser's or Sub-Adviser's affiliates from performing Variable Contract Owner servicing activities or from receiving compensation therefor or could restrict the types of services such entities are permitted to provide and the amount of compensation they are permitted to receive for such services. Depending upon the nature of any changes in the services which could be provided by the Investment Advisers or the Sub-Adviser, the Board of Trustees would review the Trust's relationship with the Investment Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

Administrator

BISYS serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated June 1, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T and AmSouth under the Investment Advisory Agreements, by Rockhaven under the Sub-Advisory Agreement, by BISYS Fund Services Ohio, Inc. as fund accountant and dividend disbursing agent, and by the Trust's custodian(s)). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Investment Advisers under the Investment Advisory Agreements, by the Sub-Adviser under the Sub-Advisory Agreement, by the fund accountant and dividend disbursing agent, and by the Trust's custodian(s). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the period from June 3, 1997 (commencement of operations) through December 31, 1997, the Growth and Income Fund incurred administration fees equal to $17,514, of which $13,138 was waived or reimbursed by BISYS. For the period from October 23, 1997 (commencement of operations) through December 31, 1997, the Equity Income Fund incurred administration fees equal to $411, of which $411 was waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will remain in effect for an initial term of two years, and thereafter continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodians, Transfer Agent and Fund Accounting Services

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian to the Trust with respect to the Growth and Income Fund and the Capital Manager Fund pursuant to a Custody Agreement dated as of May 21, 1997. AmSouth serves as custodian to the Trust with respect to the Regional Equity Fund and the Equity Income Fund pursuant to a Custody Agreement dated as of September 16, 1997. Each custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on such Funds' investments.

BISYS Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as transfer agent and dividend disbursing agent for all Funds of the Trust pursuant to an agreement dated as of June 1, 1997. Under this agreement, BISYS Fund Services Ohio, Inc. performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Fund Services Ohio, Inc. provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated June 1, 1997. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Auditors

The firm of Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, Ohio 43215, serves as independent auditors for the Trust. Its services comprise auditing the Trust's financial statements and advising the Trust as to certain accounting and tax matters.

Legal Counsel

Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust. The Trust was organized on July 20, 1994, and the Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has nine series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of April 1, 1998, Hartford Life Insurance Company Separate Account Two, 200 Hopmeadow Street, Simsbury, Connecticut 06070 owned 30.5% and Wilbranch, P.O. Box 2887, Wilson, North Carolina 27894 owned 68.6% of the outstanding Shares of the Growth and Income Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of that Fund. As of the same date, Hartford Life Insurance Company Separate Account Two owned 98.08% of the outstanding Shares of the Equity Income Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of that Fund.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 , as amended (the "Code").

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its
Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, a Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

If a Fund invests in shares of a foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of the Separate Accounts regardless of the length of time a Separate Account may have held the Shares; the rate of tax for non-corporate taxpayers, however, will depend upon the Fund's holding period in the assets whose sale produces the gain.

Hedging Transactions

The diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each shareholder's situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds. For the 30-day period ended December 31, 1997, the yield for each operational Fund was as follows: 1.38% for the Growth and Income Fund; and 2.35% for the Equity Income Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (indicated in parentheses) through December 31, 1997, total return for each operational Fund was as follows: 19.96% for the Growth and Income Fund (June 3, 1997); and 2.27% for the Equity Income Fund (October 23, 1997).

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

Each Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Funds will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received. The Separate Accounts and qualified pension and retirement plans currently are the only Shareholders of the Funds, although other Separate Accounts may become Shareholders in the future.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                              FINANCIAL STATEMENTS

Financial statements for the Trust as of December 31, 1997 for its fiscal year then ended, including notes thereto and the reports of Coopers & Lybrand L.L.P. thereon dated February 9, 1998, are incorporated by reference from the Trust's 1997 Annual Reports. A copy of the Reports delivered with this SAI should be retained for future reference.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

         Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

         Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB
- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D interest or principal payments are in default.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's ratings of short-term municipal obligations:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 - denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 - denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 - denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 - denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ - denotes speculative quality, instruments in this category lack margins of protection.

Description of Moody's commercial paper ratings:

         Excerpts from Moody's  commercial  paper ratings are listed as follows:
Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

         Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's rating for municipal notes and short-term municipal demand obligations:

         Rating categories are as follows: SP-1 - has a very strong or strong capacity to pay principal and interest - those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 - has a satisfactory capacity to pay principal and interest; SP-3 - issues carrying this designation have a speculative capacity to pay principal and interest.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Included in Part A:

                  Included in Part B:

                  Report of Independent Accountants dated February 9, 1998

                  Audited financial statements relating to the BB&T Growth and Income Fund and AmSouth Equity Income Fund as of
                  December 31, 1997, including:

                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Net Assets
                    Schedule of Investments
                    Notes to Financial Statements
                    Financial Highlights

         (b)   Exhibits

               (1)  (a) Amended and Restated Declaration of Trust dated July 20,
                        1994, as amended and restated February 5, 1997(1)

                    (b)  Establishment   and  Designation  of  Series  effective
                         February 5, 1997(1)

                    (c) Redesignation of Two Existing Series and Establishment and Designation of Two Additional Series effective August 13, 1997(3)

               (2)  By-Laws(1)

               (3)  Not Applicable

               (4) Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.

               (5)  (a) Form of Investment Advisory Agreement between Registrant and Qualivest Capital Management Inc.(2)

                    (b)  Form   of   Investment   Advisory   Agreement   between
                         Registrant and Branch Banking and Trust Company(2)

                    (c)  Form   of   Investment   Advisory   Agreement   between
                         Registrant and AmSouth Bank(4)

                    (d) Form of Sub-Advisory Agreement between AmSouth Bank and Rockhaven Asset Management, LLC(4)

               (6) Form of Distribution Agreement between Registrant and BISYS Fund Services(3)

               (7)  Not Applicable

               (8)  (a)  Form of  Custodian  Agreement  between  Registrant  and
                         United States National Bank of Oregon(2)

                    (b) Form of Custodian Agreement between Registrant and Fifth Third Bank(2)

                    (c) Form of Custodian Agreement between Registrant and AmSouth Bank(4)

               (9)  (a) Form of Management and Administration  Agreement between the Registrant and BISYS Fund Services(3)

                    (b)  Form  of  Fund   Accounting   Agreement   between   the
                         Registrant and BISYS Fund Services Ohio, Inc.(3)

                    (c)  Form  of   Transfer   Agency   Agreement   between  the
                         Registrant and BISYS Fund Services Ohio, Inc.(3)

                    (d) Form of Fund Participation Agreement with Hartford Life Insurance Company(4)

                    (e) Form of Participation Agreement with Nationwide Life and Annuity Insurance Company*

                    (f)  Form of Variable Contract Owner Servicing Agreement(3)

               (10) Opinion and Consent of Counsel(2)

               (11) Consent of Independent Auditors

               (12) Not Applicable

               (13) Purchase Agreement(2)

               (14) Not Applicable

               (15) Not Applicable

               (16) Schedule of Computation of Performance Information

               (17) Financial  Data  Schedule  Pursuant  to Rule 483  (filed  as
                    Exhibit 27)

               (18) Not Applicable

               (19) (a) Secretary's  Certificate  Pursuant to Rule 483(b)(2)
                    (b) Powers of Attorney(2)

----------
*    To be filed by amendment.

1 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on February 5, 1997.

2 Filed with Pre-Effective Amendment No.2 to Registrant's Registration Statement on May 29, 1997.

3 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.

4 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.
                                      C-2

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Not applicable

Item 26.  Number of Record Holders

          There are two shareholders  of  record  as of the date of this filing.


Item 27. Indemnification

         Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit 1(a)) which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisers and their Officers and Directors

         The business of each of the Investment Advisers is summarized under "MANAGEMENT OF THE FUND" in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly owned subsidiaries or the parent corporation of Branch Banking and Trust Company) in which each director or senior officer of Branch Banking and Trust Company is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Branch           Other business, profession,
Banking and Trust Company               vocation, or employment

John A. Allison IV                      None
Chairman of the Board and
Chief Executive Officer

Paul B. Barringer                       President and Chief Executive Officer
Director                                Coastal Lumber Company
                                        Weldon, N.C.

W. R. Cuthbertson, Jr.                  None
Director

Ronald E. Deal                          Investor, Chairman Wesley Hall
Director                                Hickory, N.C.

Albert J. Dooley, Sr.                   Dooley, Dooley, Spence & Parker
Director                                Lexington, S.C.

Joseph L. Dudley, Sr.                   Owner
Director                                Dudley Products
                                        Kernersville, S.C.

Tom D. Efird                            President
Director                                Standard Distributors, Inc.
                                        Gastonia, N.C.

O. William Fenn, Jr.                    NC Department of Commerce,
Director                                Furniture Export Office
                                        High Point, N.C.

Paul S. Goldsmith                       BB&T Insurance Services, Inc.
Director                                Greenville, S.C.

Dr. Lloyd Vincent Hackley               President NC System of Community
Director                                Colleges
                                        Raleigh, N.C.

Ernest F. Hardee                        Ernest Francis Realty Corp.,
Director                                Hardee Realty Corporation
                                        Portsmouth, VA

James A. Hardison                       None
Director

Dr. Richard Janeway                     Executive Vice President for Healthirs
Director                                Affairs
                                        Bowman Gray School of Medicine
                                        Winston-Salem, N.C.

J. Ernest Lathem, M.D.                  Urology Specialist, Prostate/Diagnostics
Director                                Greenville, S.C.


James H. Maynard                        Chairman & CEO
Director                                Investors Management Corporation
                                        Raleigh, N.C.

Joseph A. McAleer, Jr.                  Chief Executive Officer and Director
Director                                Krispy Kreme Doughnut Corp.
                                        Winston-Salem, N.C.

Albert O. McCauley                      Secretary and Treasurer
Director                                Quick Stop Food Marts, Inc.,
                                        McCauley Moving & Storage of
                                        Fayetteville, Inc.
                                        Fayetteville, N.C.

James Dickson McLean, Jr.               Attorney at Law, President
Director                                McLean, Stacy, Henry & McLean, P.A.
                                        Lumberton, N.C.

Charles E. Nichols                      Attorney at Law, North Carolina Trust
                                        Center
                                        Greensboro, N.C.

L. Glenn Orr, Jr.                       Orr Management Company
Director                                Winston-Salem, N.C.

A. Winniett Peters                      Standard Commercial Tobacco Company
Director                                Wilson, N.C.

Richard L. Player, Jr.                  President
Director                                Player, Inc.
                                        Fayetteville, N.C.

C. Edward Pleasants, Jr.                President, CEO & Director
Director                                Pleasants Hardware Company
                                        Winston-Salem, N.C.

Nido R. Qubein                          Chief Executive Officer
Director                                Creative Services, Inc.
                                        High Point, N.C.

A. Tab Williams, Jr.                    Chairman & CEO
Director                                A.T. Williams Oil Company
                                        Winston-Salem, N.C.



          Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of AmSouth Bank is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



Name and Position with        Other business, profession, AmSouth Bank vocation,
AmSouth Bank                  or employment


George W. Barber, Jr.         Chairman of the Board, Barber Dairies, Inc.,
Director                      39 Barber Ct., Birmingham, Alabama

William D. Biggs              Real Estate Investments
Director

William J. Cabaniss, Jr.      President, Precision Grinding Inc.,
Director                      P.O. Box 19925, Birmingham, Alabama

M. Miller Gorrie              President and Chief Executive Officer,
Director                      Brasfield and Gorrie General Contractor Inc.,
                              729 30th Street South, Birmingham, Alabama

James I. Harrison, Jr.        President and Chief Executive Officer,
Director                      Harco, Inc., 3925 Rice Mine Road,
                              Tuscaloosa, Alabama

Mrs. H. Taylor Morrisette     HTM Investment & Development, Inc.,
Director                      3 Taylor Place, Mobile, Alabama

C. Dowd Ritter                None
Director, Chairman,
President and Chief
Executive Officer

Michael C. Baker              None
Senior Executive Vice
President

David B. Edmonds              None
Executive Vice President

James W. Emison               None
Executive Vice President

Sloan D. Gibson, IV           None
Senior Executive Vice
President

O.B. Grayson Hall, Jr.        None
Executive Vice President

Kristen M. Hudak              None
Senior Executive Vice
President and Chief
Financial Officer

John D. Kottmeyer             None
Executive Vice President
and Treasurer

W. Charles Mayer, III         None
Director and Senior
Executive Vice President

Candice W. Rogers             None
Senior Executive Vice
President

Robert R. Windelspecht        None
Executive Vice President
and Controller

Stephen A. Yoder              None
Executive Vice President
and General Counsel

Item 29. Principal Underwriter


          (a) BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of The Victory Portfolios, The Highmark Group, The AmSouth Mutual Funds, The Sessions Group, The Coventry Group, The BB&T Mutual Funds Group, The American Performance Funds, The ARCH Funds, Inc., MMA Praxis Mutual Funds, The MarketWatch Funds, The Pacific Capital Funds, The Parkstone Group of Funds, The Riverfront Funds, Inc., The Summit Investment Trust, The Fountain Square Funds, The Kent Group of Funds, The HSBC Funds, The Infinity Mutual Funds, Inc., The Time Horizon Funds, Pegasus Funds, The Parkstone Advantage Funds, SBSF Funds, Inc. d.b.a. Key Mutual Funds, Inc., The Republic Funds and First Choice Funds Trust, each of which is an investment management company.

          (b)       Partners of BISYS Fund Services are as follows:

                               Positions and                Positions and
Name and Principal             Offices with                 Offices with
Business Address               BISYS Fund Services          Registrant

BISYS Fund Services, Inc.      Sole General Partner         None
3435 Stelzer Road
Columbus, Ohio  43219-3035


WC Subsidiary Corporation      Sole Limited Partner         None
3435 Stelzer Road
Columbus, Ohio  43219-3035


           (c)      Not Applicable

Item 30. Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Branch Banking and Trust Company, 434 Fayetteville Street Mall, Raleigh, NC 27601, and AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203 (records relating to their functions as advisers for Registrant), BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as transfer agent).

Item 31. Management Services

         Not Applicable

Item 32. Undertakings

         (a)   Not Applicable

         (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

          (c) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.4 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the city of Washington, D.C. on the 29th day of April, 1998.

                            VARIABLE INSURANCE FUNDS

                      By:   ________*_________
                            Richard Ille
                            President and Chief Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

     Signatures                 Title                        Date


     ________*__________        President (Prin-             April 29, 1998
     Richard Ille               cipal Executive Officer)

     ________*__________        Treasurer (Prin-             April 29, 1998
     William Tomko              cipal Accounting
                                Officer), and
                                Chief Financial Officer

     ________*__________        Trustee                      April 29, 1998
     Walter Grimm


     ________*__________        Trustee                      April 29, 1998
     Michael Van Buskirk


     ________*________          Trustee                      April 29, 1998
     James Woodward

*  By: /s/ Keith T. Robinson
          Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19(b) to Pre-Effective Amendment No.2 to the Registrant's Registration Statement.

                                  EXHIBIT LIST

Exhibit No.                Exhibit Name                        EDGAR Exhibit No.



11                         Consent of Independent              EX-99.B11
                           Auditors

16                         Schedule of Computation
                           of Performance Information          EX-99.B16

27                         Financial Data Schedule             EX-27